Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams.

NUVEEN INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN SELECT QUALITY MUNICIPAL FUND, INC.
NUVEEN QUALITY INCOME MUNICIPAL FUND, INC.
NUVEEN PREMIER MUNICIPAL INCOME FUND, INC.

ANNUAL REPORT/OCTOBER 31, 1995
Photographic image of man seated at breakfast table with wife standing behind him.

Photographic image of Nuveen Research Department. Four people around a table working.
Research: a foundation
Your financial plan is in place. You and your adviser have made asset allocation decisions. For the tax-free portion of your portfolio, you want dependable income, safety of principal, and diversification. Solid, reliable Nuveen research helps to keep your tax-free investments on the path you have chosen.

Paul Williams, Vice President and Manager of Investment Strategies and Research, emphasizes fundamental research as a strategy for finding value.

The strength of Nuveen's Research Department is illustrated by the numerous awards and press coverage we receive. Annual industry polls consistently recognize the quality and depth of Nuveen Research.
Photographic image of a grouping of awards/statuettes.
At Nuveen, we believe that attention to detail combined with years of experience is the foundation for sound research. Sound research means finding quality bonds that deliver timely and dependable income over many decades. Beyond this, it means adding value by identifying bonds whose credit strengths are not yet understood by the market.

USING RESEARCH TO TRACK QUALITY AND VALUE
With tens of thousands of bonds available for investment today, the municipal market is one of the nation's largest--and most complex--securities markets. At the same time, the number of analysts devoted to researching the municipal market is comparatively small. While more than 12,000 analysts at nearly 2,000 firms and investment organizations research the 7,500 common stocks available in the equity market, approximately 1,000 analysts at 400 firms and rating agencies cover 60,000 municipal bond issues.
  Selecting those bonds that will outperform the market and help you achieve your investment goals depends upon an ability to analyze and understand complexities ranging from the demand for a new highway or airport to the impact of an industry closure on the financial position of a town's water and sewer system.
   At Nuveen, we can provide this depth because we have the largest research staff in the investment banking industry devoted exclusively to the analysis of municipal bonds. Our award-winning team of more than 30 research professionals provides invaluable support to our portfolio managers, assisting them in careful analysis of bond issues considered for purchase--even those rated AAA.
  On a daily basis, our research analysts prepare credit reviews to assist in the selection of bonds that offer the best combination of yield and security, monitor the continued creditworthiness of portfolio holdings, and analyze economic, political, and demographic trends affecting the markets.
  The scope of this analysis is broad. We understand the beneficial insights that can be obtained by assessing the impact of local elections in small towns or gaining an understanding of the global wood pulp market to accurately evaluate a municipal issue in Alaska. Recently a financial adviser noticed a large number of clippings on salmon fishing on one Nuveen analyst's desk. The analyst explained that the articles provided information on salmon spawning, a conservation issue having a major impact on public hydroelectric projects in the Pacific Northwest. With the largest research staff in the industry, we can analyze subtle but essential details such as this--and apply our findings to enhance the performance of your portfolio.

BENEFITING OUR INVESTORS
The Nuveen Research Department supports the investment goals of fund investors through three major activities:

Primary research and surveillance
Every year, our research staff reviews thousands of tax-exempt issues valued at more than $100 billion to help our portfolio managers select the most appropriate bonds based on current yield, price, credit quality, and future prospects.
  A recent example of the way Nuveen Research benefits our shareholders was our successful investment in Philadelphia water and sewer bonds. When the city decided to issue bonds to fund badly needed capital improvements, the city's fiscal difficulties resulted in an issue that was priced below that of other cities for similar bonds, generating higher income. However, Nuveen's own research performed independently from the rating agencies indicated that the city water and sewer system was economi-cally sound and that adequate legal safeguards would be in place to protect the investment. Following the completion of the improvements, the prices of these bonds resulted in a sizable portfolio gain to our shareholders.

Research reports
Just as you rely on your financial adviser for seasoned, prudent advice, financial advisers depend on Nuveen's research reports to keep current on market developments. Reports cover issues ranging from credit analysis of specific states to comprehensive examinations of tax-free investment strategies and the impact of national and state elections on municipal issues. (For a list of research reports currently available to you and your adviser, please refer to the attached reply card.)

Investor interests
We take our responsibility to our shareholders seriously by actively representing their interests before the industry and government groups that oversee and regulate the markets. We testified before a U.S. Senate subcommittee to support better disclosure of financial information by bond issuers. Our analysis of the effect of the Orange County bankruptcy on other California issuers helped a California Senate subcommittee understand the importance of fiscal conservatism and prudent policy decisions. By providing informed opinions backed by years of experience, we help to define and set policy that benefits you.
  At Nuveen, quality research is one of the core elements of our disciplined approach to providing you with dependable income, credit quality, and diversification--key elements of a successful investment program.

Nuveen's research reports are often used by the press as background when covering the municipal market in depth.
Photographic image of a grouping of research reports and newspapers.

Photographic image of man seated at breakfast table with wife standing behind him.
CONTENTS
6    Municipal market perspective
7    Dear shareholder
9    Answering your questions
14   Fund performance
16   Commonly used terms
18   Shareholder meeting report
19   Portfolio of investments
47   Statement of net assets
48   Statement of operations
49   Statement of changes in net assets
51   Notes to financial statements
58   Financial highlights
60   Report of independent auditors
61   Nuveen Exchange-Traded Funds dividend reinvestment program

Municipal market perspective
The start of 1995 brought with it a turnaround in the bond market, concluding one of the worst periods in recent bond market history. This rebound reflects a general consensus that inflation is under control following an unprecedented series of seven interest rate hikes by the Federal Reserve Board over a twelve-month period.

In early July, the Federal Reserve reacted to the slowing economy by making a much-anticipated move to ease short-term rates, the first such reduction in nearly three years. Further rate cuts remain a possibility, as the Fed keeps a close eye on the strength of the expanding economy and the outcome of Congressional efforts to balance the federal budget.

In the municipal bond market, prospects of another Fed easing helped municipals gain momentum toward year end, despite an exceptionally strong stock market and continued debate about potential tax reform legislation. Inflation for the year remained low, a benefit to bondholders.

Dear shareholder
Photographic image of Richard Franke, Chairman of Nuveen.
"Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."
Since the beginning of 1995, we have enjoyed a welcome rebound in the bond markets, as we put behind us 1994--a very volatile period in bond market history. This period serves as a reminder that weathering the ups and downs of the markets is a normal part of the investment process. We can gain a better perspective on this process if we remember one of the basic principles of investing: A financial plan that focuses on your long-term goals can minimize the impact of any short-term market volatility.
  Municipal bond funds continue to be an attractive way to invest for the long term, offering steady tax-free income and diversification across market sectors. Throughout the past year, we have kept our sights focused on successfully meeting these objectives, providing you with a solid source of current income, credit quality, and enhanced share price relative to the market as a whole.
  As of October 31, 1995, current yields on share prices for the funds covered in this report ranged from 6.87% to 7.10%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 10.73% on taxable alternatives of comparable quality. Without question, taxable yields at these levels on investments of comparable quality are difficult to achieve in today's markets.
  Reflecting the rebound in the bond market, each of these funds reported gains in net asset value over October 31, 1994, as well as substantial increases in share price. The 12-month total returns on net asset value, reflecting share price gains plus reinvested dividend income, ranged from 14.71% to 17.15%, which translates to 19.01% to 21.33% on a taxable-equivalent basis. These performance results remind us of the important role that municipal bonds--and the tax-free income they provide--can play as part of an investment strategy focused on diversification and long-term performance.
  The value and dependability of your municipal bond investments are enhanced by the fact that you have chosen tax-free exchange-traded funds managed by Nuveen. We offer a combination of professional management, award-winning research, and shareholder service that distinguishes Nuveen as a fund manager.

  Our portfolio management strategy, which we call value investing, relies on a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. This approach is supported by the strength of Nuveen Research, which provides the insights and experience to assist portfolio managers in identifying and selecting bonds with strong credit quality. Our research professionals continually monitor our holdings in order to alert portfolio managers about changes that may affect quality.
  Nuveen also prides itself on its exceptional service to shareholders. Through annual and semiannual reports, regular statements, as well as our toll-free information lines, our communication programs help us stay in touch with your needs and concerns. We also provide support to financial advisers across the nation by supplying them with the information they need to answer your questions and ensure that products are selected to meet your needs. Our educational reports--covering issues such as credit analyses, tax-free investment strategies, and tax reform proposals--are available to both you and your adviser to keep you current on market developments.
  As you review the following pages detailing the solid performance of your funds, we trust you will come away with the feeling that these results, coupled with Nuveen's continued pledge of premium service, add up to a rewarding investment experience. We look forward to serving your tax-free investment needs in the future.

Sincerely,



Richard J. Franke
Chairman of the Board
December 15, 1995

Answering your questions
Photographic image of montage of letters received by Nuveen.
Tom Spalding, head of Nuveen's portfolio management team, offers insights into value investing and the bond market recovery.

How has the recovery of the municipal bond market affected Nuveen funds?
In short, the market recovery has helped most Nuveen funds regain some of the share price they lost during 1994's market. To put this in perspective, the setback in the bond market last year--which goes on record as one of the most volatile periods in decades--was the first down-turn experienced by many Nuveen exchange-traded fund investors, and they reacted by selling their shares. This, in turn, drove share prices down even further. Since the beginning of the recovery in early 1995, however, municipal bond prices have increased, and most Nuveen funds have seen their prices rise 12% to 15%.
  Because of their capital structure, leveraged funds such as the ones covered in this report, experienced greater price declines in 1994 than unleveraged funds, and they generally responded more quickly to the stabilizing interest rate environment with recovering prices.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.
Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

Why do these funds continue to trade at a discount despite the recovery?
To understand why this is happening, it may be helpful to remember that each share has two prices: the net asset value (NAV), which represents the underlying value--or the sum of assets and liabilities--of the fund, and the share price, which reflects the market's assessment of the fund.
  As the market turned around in 1995, net asset values appreciated more quickly than share prices. This is typical of a market that sometimes takes a while to recognize underlying value balanced against the various factors that affect share price, such as interest rates, inflation forecasts, the relative strength of the stock market, or the legislative and tax outlook. The fact that gains in NAVs are currently outpacing the rate of change in share prices means that the market is lagging in recognizing the value currently offered by municipal bonds.
  Investors in the Nuveen national funds should be aware that the net asset values for these funds, as shown in this report, remain quite strong. For long-term investors, in fact, the current period may present a buying opportunity, as shares can be purchased at prices lower than their underlying value--and at a time when the bond market is strong.

What does Nuveen mean by "value investing"? Where are Nuveen analysts finding value today?
At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction designed to deliver above-market performance. We emphasize securities that offer good intrinsic value but that are underpriced or undervalued by the market. Our value investing approach concentrates on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market.
  As we search for value in the market today, our analysts continue to assess investment potential across the entire spectrum of geographical and sector opportunities. During 1995, we have seen many credit upgrades on portfolio holdings, meaning that our judgments about credit quality have been rewarded. We currently favor revenue bonds, which offer a dedicated revenue stream--such as tollways or recycling plants, over general obligation bonds, which rely on the taxing power of a state or municipality. One example of revenue bonds that have performed exceptionally well for us recently are those issued for the Denver International Airport.

What does Nuveen see as the impact of the flat tax proposals?
We have been closely monitoring the various flat tax proposals currently being debated in Congress and their implications for tax-free funds. Four major tax reform proposals are currently under discussion, all with the common goal of simplifying the federal tax code and increasing incentives for saving and investment. It is important to note that none of the proposals has gained a strong consensus and implementation of any measure that manages to pass both houses is at least two years away. We believe that some action on the tax reform front is likely, as our tax laws are constantly being reevaluated and revised, although changes of the magnitude outlined in current proposals are rare.
  As we look at the bond market today, we can see some evidence that the market is already compensating investors for the uncertainty of tax reform. Yields on municipal bonds are currently at a level equal to 90% or more of Treasury bond yields, a historically high level. These yields are comparable to taxable yields in the 10% range, providing good value that is tough to match.
  Once the tax issue is resolved, we're confident that municipal bonds--because of their high credit quality and attractive yields--will continue to hold a strategic place in the prudent investor's portfolio. The importance of municipal bonds is enhanced by the integral role they play in maintaining our way of life in this country. Our cities, counties, and states will always have a need for financing to build and upgrade projects such as roads, hospitals, and water treatment systems. And municipal bonds will continue to be an essential way to match America's long-term needs for capital improvements with investors' long-term needs for secure income.
What is Nuveen's outlook as we head into 1996?
Inflation remains low and the economy seems to be expanding at a reasonable pace; and, while both of these factors can change and have an impact on the bond market, the current environment is favorable for bonds. While municipal supply is down from past years, demand from institutional investors such as insurance companies has been strong in 1995, contributing to the rebound in municipal prices. If we experience continued slow and steady economic growth, combined with low inflation and stable interest rates, that may attract greater numbers of individual investors as well.

NUVEEN INVESTMENT QUALITY MUNICIPAL FUND, INC.
NQM
While the dividend income remained attractive compared with other funds, the dividend was reduced during the 12 months as older, higher coupon bonds were called and replaced with today's lower-yielding bonds.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends    Supplemental Dividends      Capital Gains
11/94     $0.0920
12/94     $0.0920
1/95      $0.0920
2/95      $0.0895
3/95      $0.0895
4/95      $0.0895
5/95      $0.0895
6/95      $0.0895
7/95      $0.0895
8/95      $0.0895
9/95      $0.0895
10/95     $0.0895
FUND HIGHLIGHTS 10/31/95
Yield                                                     7.10%
Taxable-equivalent yield                                 11.09%
Annual total return on NAV                               14.71%
Taxable-equivalent total return                          19.01%
Federal tax rate                                         36.00%
Share price                                             $15.125
NAV                                                     $15.65
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN SELECT QUALITY MUNICIPAL FUND, INC.
NQS
While the dividend income remained attractive compared with other funds, the dividend was reduced during the 12 months as older, higher coupon bonds were called and replaced with today's lower-yielding bonds.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends    Supplemental Dividends      Capital Gains
11/94     $0.0900
12/94     $0.0900
1/95      $0.0900
2/95      $0.0870
3/95      $0.0870
4/95      $0.0870
5/95      $0.0870
6/95      $0.0870
7/95      $0.0870
8/95      $0.0845
9/95      $0.0845
10/95     $0.0845
FUND HIGHLIGHTS 10/31/95
Yield                                                     6.87%
Taxable-equivalent yield                                 10.73%
Annual total return on NAV                               17.03%
Taxable-equivalent total return                          21.36%
Federal tax rate                                         36.00%
Share price                                             $14.75
NAV                                                     $15.29
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN QUALITY INCOME MUNICIPAL FUND, INC.
NQU
While the dividend income remained attractive compared with other funds, the dividend was reduced during the 12 months as older, higher coupon bonds were called and replaced with today's lower-yielding bonds.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends    Supplemental Dividends      Capital Gains
11/94     $0.0875
12/94     $0.0875
1/95      $0.0875
2/95      $0.0855
3/95      $0.0855
4/95      $0.0855
5/95      $0.0855
6/95      $0.0855
7/95      $0.0855
8/95      $0.0855
9/95      $0.0855
10/95     $0.0855
FUND HIGHLIGHTS 10/31/95
Yield                                                     6.96%
Taxable-equivalent yield                                 10.88%
Annual total return on NAV                               16.51%
Taxable-equivalent total return                          20.73%
Federal tax rate                                         36.00%
Share price                                             $14.75
NAV                                                     $15.43
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN PREMIER MUNICIPAL INCOME FUND, INC.
NPF
The Fund's monthly tax-free dividend remains at an attractive level. In May the dividend was increased to reflect more closely the current earnings of the portfolio. In addition, shareholders received a capital gains distribution in
December.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends    Supplemental Dividends      Capital Gains
11/94     $0.0835
12/94     $0.0835                                          $0.0562
1/95      $0.0835
2/95      $0.0835
3/95      $0.0835
4/95      $0.0835
5/95      $0.0845
6/95      $0.0845
7/95      $0.0845
8/95      $0.0845
9/95      $0.0845
10/95     $0.0845
FUND HIGHLIGHTS 10/31/95
Yield                                                     6.93%
Taxable-equivalent yield                                 10.83%
Annual total return on NAV                               17.15%
Taxable-equivalent total return                          21.33%
Federal tax rate                                         36.00%
Share price                                             $14.625
NAV                                                     $15.34
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

Commonly used terms
Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, October 31, 1995) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, the tax rate is assumed to be 36.0% for shareholders, based on incomes of $117,950-$256,500 for investors filing singly, $143,600-$256,500 for those filing jointly.

Net Asset Value (NAV)
The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by the total number of common shares outstanding.

Total return on NAV
The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return
The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage
A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended October 31, 1995. Any future repur-chases will be reported to shareholders in the next annual or semiannual report.

SHAREHOLDER MEETING REPORT
On July 26, 1995, Nuveen Exchange-Traded Funds held an Annual Meeting of
Shareholders. At the meeting, shareholders voted to elect directors of the
Funds and to ratify selection of the auditors for the Funds. The directors elected at the meeting include: Lawrence H. Brown, Richard J. Franke, Anne E.
Impellizzeri, and Peter R. Sawers.
                                                                          NQM            NQS            NQU            NPF
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
Lawrence H. Brown
   For                                                                32,214,194     30,504,629     48,639,877     18,080,359
   Abstain                                                               337,317        357,635        558,983        136,561
                                                                      ----------     ----------     ----------     ----------
     Total                                                            32,551,511     30,862,264     49,198,860     18,216,920
                                                                      ==========     ==========     ==========     ==========
Richard J. Franke
   For                                                                32,221,887     30,506,058     48,646,794     18,084,134
   Abstain                                                               329,624        356,206        552,066        132,786
                                                                      ----------     ----------     ----------     ----------
     Total                                                            32,551,511     30,862,264     49,198,860     18,216,920
                                                                      ==========     ==========     ==========     ==========
Anne E. Impellizzeri
   For                                                                32,198,998     30,484,853     48,626,324     18,081,459
   Abstain                                                               352,513        377,411        572,536        135,461
                                                                      ----------     ----------     ----------     ----------
     Total                                                            32,551,511     30,862,264     49,198,860     18,216,920
                                                                      ==========     ==========     ==========     ==========
Peter R. Sawers
   For                                                                32,226,737     30,504,385     48,637,307     18,084,309
   Abstain                                                               324,774        357,879        561,553        132,611
                                                                      ----------     ----------     ----------     ----------
     Total                                                            32,551,511     30,862,264     49,198,860     18,216,920
                                                                      ==========     ==========     ==========     ==========
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
   For                                                                32,058,414     30,399,969     48,409,309     17,952,245
   Against                                                               131,422        103,159        209,919         88,220
   Abstain                                                               361,675        359,136        579,632        176,455
                                                                      ----------     ----------     ----------     ----------
     Total                                                            32,551,511     30,862,264     49,198,860     18,216,920
                                                                      ==========     ==========     ==========     ==========

PORTFOLIO OF INVESTMENTS
NUVEEN INVESTMENT QUALITY MUNICIPAL FUND, INC. (NQM)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    ALASKA - 0.7%
   $  5,630,000     Alaska Housing Finance Corporation, Insured Mortgage
                         Program, 7.800%, 12/01/30                                      12/00 at 102             Aa   $  5,954,795
                    CALIFORNIA - 12.6%
     22,400,000     California Health Facilities Financing Authority (Kaiser
                         Permanente), 5.600%, 5/01/33                                    5/03 at 102            Aa3     20,865,376
      5,700,000     California Public Works Board (Regents of the University
                         of California), 5.500%, 6/01/21                                 6/03 at 102        Con(A1)      5,290,797
      9,740,000     Huntington Park Redevelopment Agency, Single Family
                         Mortgage, 8.000%, 12/01/19                                     No Opt. Call            Aaa     12,638,721
      6,640,000     Lancaster Redevelopment Agency, Tax Allocation,
                         5.700%, 8/01/23                                                 8/03 at 102            Aaa      6,525,792
                    Loma Linda (Loma Linda University Medical Center):
      4,000,000          6.500%, 12/01/18                                               12/03 at 102            BBB      3,897,240
     10,325,000          5.000%, 12/01/22                                               12/03 at 102            Aaa      9,170,975
      7,155,000     Los Angeles Department of Water and Power,
                         4.500%, 5/15/23                                                 5/03 at 102            Aaa      5,887,492
     15,770,000     Ontario Redevelopment Authority, 7.400%, 8/01/25                    No Opt. Call            Aaa     19,654,466
     13,145,000     Perris Single Family Mortgage, Alternative Minimum Tax,
                         8.200%, 9/01/23                                                No Opt. Call            Aaa     17,251,892
                    COLORADO - 1.1%
      4,940,000     Castle Pines Metropolitan District, General Obligation,
                         7.625%, 12/01/15                                               12/00 at 102            Aaa      5,665,587
      3,085,000     City and County of Denver Airport System, Alternative
                         Minimum Tax, 8.000%, 11/15/25                                 11/01 at 100             Baa      3,443,971
                    DISTRICT OF COLUMBIA - 0.7%
      5,215,000     District of Columbia Housing Finance Agency,
                         Alternative Minimum Tax, 8.100%, 12/01/23                      12/00 at 102            AAA      5,594,652
                    FLORIDA - 5.4%
      4,000,000     Hillsborough County Port District (Tampa Port Authority),
                         8.250%, 6/01/09                                                12/00 at 102           Baa1      4,746,040
     20,000,000     Jacksonville Health Facilities Authority (Daughters of
                         Charity Health Systems-St. Vincent), 7.500%, 11/01/15
                         (Pre-refunded to 11/01/00)                                     11/00 at 102            Aaa     23,185,200
                    Orange County Housing Finance Authority:
      3,355,000          7.500%, 7/01/10                                                 7/00 at 103            Aaa      3,614,643
     11,035,000          7.600%, 1/01/24                                                 7/00 at 103            Aaa     11,858,321
                    GEORGIA - 6.4%
                    Georgia Municipal Electric Authority:
      5,990,000          8.375%, 1/01/16                                                 1/98 at 102              A      6,563,782
      5,250,000          8.125%, 1/01/17                                                 1/98 at 102              A      5,738,723
      5,000,000          8.375%, 1/01/20                                                 1/97 at 102              A      5,326,200
      2,250,000          6.500%, 1/01/20                                                No Opt. Call              A      2,402,798
      3,785,000     Atlanta Urban Residential Finance Authority, Single
                         Family Mortgage (GNMA), Alternative Minimum Tax,
                         8.250%, 10/01/21                                               10/98 at 103            AAA      3,994,235
     10,000,000     Burke County Development Authority, Pollution Control
                         (Georgia Power Company), 5.750%, 9/01/23                        9/98 at 102             A1      9,623,600
     10,000,000     Monroe County Development Authority, Pollution Control
                         (Georgia Power Company), 6.750%, 10/01/24                      10/99 at 102             A1     10,333,100
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    GEORGIA (CONTINUED)
   $  7,325,000     Wayne County Development Authority, Solid Waste
                         Disposal (ITT Rayonier Inc.), Alternative Minimum Tax,
                         8.000%, 7/01/15                                                 1/00 at 102           Baa2   $  7,865,805
                    ILLINOIS  - 5.5%
      5,000,000     Illinois Health Facilities Authority (ServantCor),
                         7.875% 8/15/19 (Pre-refunded to 8/15/99)                        8/99 at 102           BBB+      5,677,050
      3,305,000     Illinois Health Facilities Authority (Riverside Senior
                         Living Center Project), 7.500%, 11/01/20                       11/00 at 102           Baa1      3,434,027
      7,500,000     Cook County Community College District No. 508,
                         8.750%, 1/01/07                                                No Opt. Call            Aaa      9,751,725
      5,900,000     Madison County Community Unit School District No. 7,
                         General Obligation, 5.850%, 2/01/13                            No Opt. Call            Aaa      6,071,100
      3,585,000     Pekin Multi-Family Housing, 6.875%, 5/01/22                          5/03 at 103            AAA      3,775,399
      3,240,000     Peoria, Pekin and Waukegan (GNMA), Alternative
                         Minimum Tax, 7.875%, 8/01/22                                    8/00 at 103            AAA      3,478,367
      6,250,000     Regional Transportation Authority, 9.000%, 6/01/07                  No Opt. Call            Aaa      8,345,500
                    Southwestern Illinois Development Authority (LaClede
                         Steel Company), Alternative Minimum Tax:
        775,000          8.375%, 8/01/08                                                 8/00 at 103             A-        848,269
      2,910,000          8.500%, 8/01/20                                                 8/00 at 103             A-      3,189,709
                    INDIANA - 0.8%
      6,000,000     Delaware County Hospital Authority, 6.625%, 8/01/16                  8/01 at 102            Aaa      6,314,340
                    KANSAS - 0.9%
      5,145,000     Topeka (Sunwest Hotel Corporation Project), Alternative
                         Minimum Tax, 9.500%, 10/0/16 (Pre-refunded to
                         8/15/16)                                                        8/16 at 100            AAA      7,189,520
                    KENTUCKY - 0.7%
                    Kentucky Development Finance Authority (Ashland
                         Hospital Corporation):
      1,550,000          9.750%, 8/01/11 (Pre-refunded to 2/01/98)                       2/98 at 102              A      1,755,980
        950,000          9.750%, 8/01/11                                                 2/98 at 102              A      1,065,672
      2,530,000     Kentucky Housing Corporation, Alternative Minimum
                         Tax, 8.100%, 1/01/22                                            7/00 at 102            AAA      2,716,259
                    LOUISIANA - 6.2%
                    Louisiana Public Facilities Authority (West Jefferson
                         Medical Center):
      2,550,000          7.900%, 12/01/15 (Pre-refunded to 12/01/98)                    12/98 at 102            Aaa      2,871,275
     15,830,000          7.900%, 12/01/15                                               12/98 at 102            Aaa     17,679,894
      5,905,000     Louisiana Public Facilities Authority Extended Care
                         (Comm-Care Corporation), 11.000%, 2/01/04                      No Opt. Call            BBB      7,352,434
      5,460,000     East Baton Rouge Mortgage Finance Authority,
                         Alternative Minimum Tax, 7.875%, 8/01/23                        8/00 at 102            Aaa      5,847,005
     11,545,000     Orleans Parish School Board, 9.000%, 2/01/09                        No Opt. Call            Aaa     15,720,134
                    MAINE - 0.7%
      5,510,000     Maine Housing Authority, Alternative Minimum Tax,
                         6.875%, 11/15/23                                               10/04 at 102            AA-      5,708,691
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    MARYLAND - 0.3%
   $  2,000,000     Gaithersburg Economic Development (Ashbury
                         Methodist Home), 7.850%, 1/01/20 (Pre-refunded
                         to 1/01/00)                                                     1/00 at 102            N/R   $  2,297,400
                    MASSACHUSETTS - 6.6%
     10,125,000     Massachusetts Health and Educational Facilities Authority
                         (Goddard Memorial Hospital), 9.000%, 7/01/15                    7/00 at 102            Baa     11,309,018
      1,250,000     Massachusetts Housing Finance Agency, Alternative
                         Minimum Tax, 8.100%, 8/01/23                                    8/99 at 102           BBB+      1,313,763
                    Massachusetts Water Resources Authority:
     15,000,000          7.625%, 4/01/14 (Pre-refunded to 4/01/00)                       4/00 at 102            Aaa     17,195,400
      4,000,000          7.500%, 4/01/16 (Pre-refunded to 4/01/00)                       4/00 at 102            Aaa      4,565,560
     16,250,000     Boston City Hospital (FHA-Insured), 7.625%, 2/15/21
                         (Pre-refunded to 8/15/00)                                       8/00 at 102            Aaa     18,616,163
                    MINNESOTA - 2.8%
      5,000,000     Dakota and Washington Counties, Anoka Housing
                         Authority (GNMA), Alternative Minimum Tax,
                         8.450%, 9/01/19                                                No Opt. Call            Aaa      6,699,050
      2,860,000     Hopkins Elderly Housing (St. Therese Southwest, Inc.),
                         6.500%, 3/01/19                                                 3/04 at 102             AA      2,944,227
     11,730,000     St. Paul Housing and Redevelopment Authority,
                         9.250%, 12/01/97                                               No Opt. Call             A1     12,857,370
                    MISSISSIPPI - 0.6%
      1,650,000     Mississippi Home Corporation, 9.250%, 3/01/12                        9/00 at 103            Aaa      1,806,701
      3,155,000     Mississippi Housing Finance Corporation, Single Family
                         Mortgage (GNMA), Alternative Minimum Tax,
                         8.250%, 10/15/18                                               10/99 at 102            Aaa      3,378,879
                    NEBRASKA - 2.1%
      3,300,000     Nebraska Higher Education Loan Program, Alternative
                         Minimum Tax, 5.875%, 6/01/14                                    6/04 at 102              A      3,212,550
     13,330,000     Nebraska Investment Finance Authority, Single Family
                         Housing, Alternative Minimum Tax, 6.450%, 3/01/35           3/05 at 101 1/2            AAA     13,607,931
                    NEVADA - 0.7%
      5,400,000     Nevada General Obligation, Limited Tax, 8.000%, 10/01/15
                         (Pre-refunded to 10/01/97)                                     10/97 at 102            Aaa      5,897,718
                    NEW MEXICO - 1.2%
      9,400,000     Los Alamos County Utility System, 7.750%, 1/01/15
                         (Pre-refunded to 1/01/97)                                       1/97 at 102           Baa1      9,978,194
                    NEW YORK - 12.6%
     10,000,000     New York State Medical Care Facilities Finance Agency
                         (Columbia-Presbyterian), 8.000%, 2/15/25
                         (Pre-refunded to 8/15/97)                                       8/97 at 102            Aaa     10,874,800
      5,000,000     New York State Medical Care Facilities Finance Agency
                         (St. Luke's-Roosevelt Hospital Center), 7.450%, 2/15/29
                         (Pre-refunded to 2/15/00)                                       2/00 at 102            Aaa      5,695,850
      3,500,000     New York State Mortgage Agency, Homeowner Mortgage,
                         Alternative Minimum Tax, 7.950%, 4/01/22                        6/00 at 102             Aa      3,746,505
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    NEW YORK (CONTINUED)
                    Dormitory Authority of the State of New York
                         (City University):
   $  5,890,000          9.250%, 7/01/98                                                No Opt. Call           Baa1   $  6,594,150
     14,235,000          8.750%, 7/01/02                                                No Opt. Call           Baa1     17,213,958
     10,000,000          7.875%, 6/15/19 (Pre-refunded to 7/01/00)                       7/00 at 102            Aaa     11,664,800
                    Dormitory Authority of the State of New York
                         (State University):
      7,935,000          7.250%, 5/15/15 (Pre-refunded to 5/15/00)                       5/00 at 102            Aaa      9,025,110
      1,025,000          7.250%, 5/15/15 (Pre-refunded to 5/15/00)                       5/00 at 102            AAA      1,165,815
      6,655,000     New York City Municipal Assistance Corporation,
                         6.875%, 7/01/07                                                 7/97 at 102             Aa      7,096,360
                    New York City Municipal Water Finance Authority:
     10,200,000          7.500%, 6/15/19 (Pre-refunded to 6/15/00)                   6/00 at 101 1/2            Aaa     11,652,378
      6,395,000          6.000%, 6/15/20 (Pre-refunded to 6/15/00)                       6/00 at 100             A-      6,818,349
      5,105,000          6.000%, 6/15/20                                                 6/00 at 100             A-      5,055,992
      4,200,000     New York City Industrial Development Agency
                         (American Airlines, Inc.), Alternative Minimum Tax,
                         8.000%, 7/01/20                                                 1/99 at 102           Baa3      4,500,594
                    NORTH CAROLINA - 0.4%
      2,795,000     Charlotte FHA-Insured (Double Oaks Apartments),
                         7.350%, 5/15/26                                                11/07 at 100            AAA      3,020,305
                    OKLAHOMA - 1.3%
     10,500,000     Tulsa Municipal Airport Trust (American Airlines, Inc.),
                         9.500%, 6/01/20                                                12/95 at 102           Baa2     10,767,750
                    OREGON - 0.9%
      2,500,000     Oregon Department of General Services, Certificates of
                         Participation, 7.500%, 9/01/15 (Pre-refunded to 9/01/00)        9/00 at 102            Aaa      2,879,175
      4,740,000     Northern Wasco County People's Utility District
                         (Bonneville Power Administration), 5.200%, 12/01/24            12/03 at 102             Aa      4,370,422
                    PENNSYLVANIA - 3.3%
      8,605,000     Pennsylvania Housing Finance Agency, Single Family
                         Mortgage, Alternative Minimum Tax, 7.650%, 10/01/23            10/00 at 102             Aa      9,193,238
      4,905,000     McKean County Hospital Authority (Bradford Hospital),
                         8.875%, 10/01/20                                               10/00 at 102           BBB-      5,882,027
                    Philadelphia Water and Sewer:
        500,000          9.100%, 12/01/02 (Pre-refunded to 12/01/95)                    12/95 at 102            AAA        512,145
      2,760,000          9.100%, 12/01/03 (Pre-refunded to 12/01/95)                    12/95 at 102            AAA      2,827,040
      1,105,000          9.100%, 12/01/04 (Pre-refunded to 12/01/95)                    12/95 at 102            AAA      1,131,840
      7,040,000     Philadelphia Water and Wastewater System,
                         5.000%, 6/15/16                                                 6/03 at 100            Aaa      6,442,304
                    RHODE ISLAND - 2.0%
     10,000,000     Rhode Island Housing and Mortgage Finance Corporation,
                         Alternative Minimum Tax, 8.050%, 4/01/22                       10/00 at 102            AA+     10,749,300
      5,000,000     Newport Housing Development Corporation (Broadway-
                         West Broadway Apartments), 6.800%, 8/01/24                      6/03 at 100            AAA      5,206,750
                    SOUTH CAROLINA - 3.0%
      3,475,000     South Carolina Housing Finance Authority, Alternative
                         Minimum Tax, 7.750%, 7/01/22                                    7/00 at 102             Aa      3,682,701
     19,800,000     Piedmont Municipal Power Agency, 7.250%, 1/01/22                     1/96 at 102              A     20,261,934
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    TENNESSEE - 2.1%
                    Tennessee Housing Development Agency,
                         Homeownership Program, Alternative Minimum Tax:
   $  4,460,000          7.825%, 7/01/15                                                 7/12 at 100             A1   $  4,827,192
     11,455,000          8.125%, 7/01/21                                                 7/98 at 103             A1     11,814,343
                    TEXAS - 5.1%
                    Brazos River Authority, Pollution Control (Texas Utilities
                         Electric Company), Alternative Minimum Tax:
     12,110,000          8.250%, 12/01/16                                               12/96 at 102           Baa2     12,805,720
      4,295,000          8.250%, 1/01/19                                                 1/99 at 102           Baa2      4,790,901
      2,000,000          8.125%, 2/01/20                                                 2/00 at 102           Baa2      2,220,820
      3,500,000     Brazos River Authority, Pollution Control (Texas Utilities
                         Electric Company), 5.500%, 5/01/22                             11/03 at 102            Aaa      3,393,250
      2,270,000     Cameron County Housing Finance Corporation (GNMA),
                         7.850%, 3/01/24                                                 9/00 at 103            Aaa      2,450,964
                    Dallas Housing Corporation (Section 8 Assisted Projects):
      1,000,000          7.700%, 8/01/05                                                 8/00 at 102              A      1,084,330
      2,000,000          7.850%, 8/01/13                                                 8/00 at 102              A      2,163,620
     10,000,000     Harris County Hospital District, 7.400%, 2/15/10                    No Opt. Call            Aaa     11,922,900
                    UTAH - 1.9%
                    Intermountain Power Agency:
      9,250,000          7.500%, 7/01/16                                                 7/96 at 102             AA      9,636,280
      5,480,000          7.750%, 7/01/17 (Pre-refunded to 7/01/96)                       7/96 at 102            Aaa      5,730,600
                    VERMONT - 0.5%
      3,955,000     Vermont Housing Finance Agency, Alternative Minimum
                         Tax, 8.150%, 5/01/25                                           11/00 at 102             A1      4,219,154
                    WASHINGTON - 7.0%
     11,320,000     Washington General Obligation, 4.750%, 10/01/13                     10/03 at 100             Aa     10,116,231
      3,000,000     Washington Health Care Facilities Authority (Franciscan
                         Health System), 7.250%, 7/01/15                                 7/00 at 102            Aaa      3,331,200
                    Washington Public Power Supply System Nuclear Project
                         No. 1:
      1,745,000          7.500%, 7/01/15 (Pre-refunded to 7/01/99)                       7/99 at 102            Aaa      1,967,348
      1,460,000          7.500%, 7/01/15                                                 7/99 at 102             Aa      1,594,583
      2,000,000          8.000%, 7/01/17 (Pre-refunded to 7/01/00)                       7/00 at 102            Aaa      2,336,940
      5,650,000     Washington Public Power Supply System, Nuclear Project
                         No. 2, 7.000%, 7/01/12                                          7/00 at 102             Aa      6,049,229
                    Washington Public Power Supply System Nuclear Project
                         No. 3:
     13,900,000          7.250%, 7/01/15 (Pre-refunded to 1/01/00)                       1/00 at 102            Aaa     15,703,525
     15,850,000          5.600%, 7/01/15                                                 7/03 at 102            Aaa     15,488,620
                    WEST VIRGINIA - 0.2%
      2,000,000     West Virginia Hospital Finance Authority (Fairmont
                         General Hospital), 6.625%, 3/01/19                              3/04 at 102            Baa      1,936,420
                    WISCONSIN - 0.5%
      3,145,000     Wisconsin Housing and Economic Development
                         Authority, Home Ownership, 7.600%, 3/01/15                      9/99 at 102             Aa      3,365,931
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    PUERTO RICO - 0.4%
   $  3,450,000     Puerto Rico Highway and Transportation Authority,
                         5.500%, 7/01/19                                             7/03 at 101 1/2              A   $  3,298,131
   $716,785,000     Total Investments - (cost $719,631,275) - 97.2%                                                    781,846,301
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 1.2%
   $  2,000,000     Chicago O'Hare International Airport (American
                         Airlines), Variable Rate Demand Bonds,
                         4.100%, 12/01/17t                                                                   VMIG-1      2,000,000
      5,000,000     Henrico County Industrial Development Health
                         Facility, Series 1994 (The Hermitage at Cedarfield),
                         Variable Rate Demand Bonds, 4.000%, 5/01/24t                                        VMIG-1      5,000,000
      1,000,000     Hillsborough County Industrial Development
                         Authority (Tampa Electric Company), Variable Rate
                         Demand Bonds, 4.000%, 9/01/25t                                                        Aa-2      1,000,000
        300,000     Maricopa County Pollution Control Corp Pollution
                         Control Refunding (Arizona Public Service Co.
                         Palo Verde Project), Series F, Variable Rate Demand
                         Bonds, 4.000%, 5/01/29t                                                                A-1        300,000
      1,400,000     New York State Energy Research & Development
                         Authority, Pollution Control, Variable Rate Demand
                         Bonds, 4.000%, 10/01/29t                                                            VMIG-1      1,400,000
   $  9,700,000     Total Temporary Investments - 1.2%                                                                   9,700,000
   ============
                    Other Assets Less Liabilities - 1.6%                                                                12,674,857
                    Net Assets - 100%                                                                                 $804,221,158
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          54           $420,993,555            54%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          15            105,073,869            13
  PORTFOLIO OF                                  A+                            A1           7             58,965,556             7
  INVESTMENTS                                A, A-                     A, A2, A3          15             68,786,039             9
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          19            125,729,882            16
  TEMPORARY                              Non-rated                     Non-rated           1              2,297,400             1
  INVESTMENTS):
  TOTAL                                                                                  111           $781,846,301           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
Con. Rating is conditional. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings by projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN SELECT QUALITY MUNICIPAL FUND, INC. (NQS)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ALABAMA - 0.4%
   $  2,900,000     Arab Water Works Board, 7.050%, 8/01/16                              8/01 at 102            Aaa   $  3,222,654
                    ALASKA - 1.8%
     14,250,000     Valdez Marine Terminal (BP Pipelines, Inc.),
                         5.500%, 10/01/28                                               10/03 at 102            AA-     13,308,503
                    ARKANSAS - 1.5%
      5,725,000     Arkansas Development Finance Authority, Single Family
                         Mortgage, 8.000%, 8/15/11                                       8/01 at 103             AA      6,266,127
      4,500,000     Little Rock Hotel and Restaurant, Gross Receipts Tax,
                         7.375%, 8/01/15                                                No Opt. Call              A      5,258,880
                    CALIFORNIA - 5.8%
      3,200,000     California Department of Water Resources (Central Valley
                         Project), 4.875%, 12/01/27                                     12/03 at 101             Aa      2,732,000
      4,000,000     California Statewide Communities Development
                         Authority (Sisters of Charity Leavenworth), Certificates
                         of Participation, 5.000%, 12/01/23                             12/03 at 102             Aa      3,450,200
      7,000,000     Los Angeles Department of Water and Power, Electric
                         Plant, 5.375%, 9/01/23                                          9/03 at 102             Aa      6,531,560
      6,710,000     Los Angeles Department of Water and Power, Waterworks
                         System, 4.500%, 5/15/11                                         5/03 at 102             Aa      5,767,581
     21,800,000     Los Angeles County Transportation Commission, Sales
                         Tax, 6.750%, 7/01/20 (Pre-refunded to 7/01/01)                  7/01 at 102            Aaa     24,730,792
                    COLORADO - 6.0%
                    City and County of Denver Airport System, Alternative
                         Minimum Tax:
      5,000,000          7.750%, 11/15/21                                               11/01 at 102            Baa      5,508,950
     12,150,000          6.750%, 11/15/22                                               11/02 at 102            Baa     12,276,239
     20,000,000          8.750%, 11/15/23                                               11/01 at 102            Baa     23,448,200
      3,300,000     Jefferson County, Single Family Mortgage,
                         8.875%, 10/01/13                                                4/01 at 103            Aaa      3,609,936
                    CONNECTICUT - 2.4%
                    Connecticut Development Authority (Alzheimer's
                         Resource Center):
      7,500,000          10.000%, 8/15/21 (Pre-refunded to 8/15/01)                      8/01 at 103            N/R      9,598,725
      7,885,000          7.250%, 8/15/21                                                 8/04 at 102            N/R      8,109,486
                    DISTRICT OF COLUMBIA - 0.2%
      1,615,000     District of Columbia Housing Finance Agency, Alternative
                         Minimum Tax, 8.100%, 12/01/23                                  12/00 at 102            AAA      1,732,572
                    FLORIDA - 3.3%
                    Jacksonville Electric Authority:
      4,500,000          7.500%, 10/01/02 (Pre-refunded to 10/01/97)                10/97 at 101 1/2            Aaa      4,858,875
     14,250,000          6.750%, 10/01/21 (Pre-refunded to 10/01/00)                10/00 at 101 1/2            Aaa     15,961,853
      4,000,000     Orlando-Orange County Expressway, 5.125%, 7/01/20                    7/03 at 102            Aaa      3,724,560
                    GEORGIA - 1.1%
      2,940,000     Atlanta Urban Residential Finance Authority, Single
                         Family Mortgage (GNMA), Alternative Minimum Tax,
                         8.250%, 10/01/21                                               10/98 at 103            AAA      3,102,523
      5,000,000     Burke County Development Authority, Pollution Control
                         (Georgia Power Company), 5.750%, 9/01/23                        9/98 at 102             A1      4,811,800
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    HAWAII - 2.5%
   $ 16,000,000     Hawaii Department of Budget and Finance (Kapiolani
                         Health Care System), 7.650%, 7/01/19 (Pre-refunded
                         to 7/01/01)                                                     7/01 at 102            Aaa   $ 18,805,120
                    ILLINOIS - 3.1%
      3,100,000     Illinois Development Finance Authority (Marriott
                         Retirement Communities, Inc.-Church Creek Project),
                         7.750%, 8/01/10                                                 8/01 at 102             A1      3,289,968
                    Illinois Development Finance Authority, Multi-Family
                         Housing:
        775,000          7.650%, 7/01/07                                                 1/02 at 105            AAA        866,923
      6,780,000          7.650%, 12/31/31                                                1/02 at 105            AAA      7,461,051
     10,250,000     Illinois Educational Facilities Authority (The University
                         of Chicago), 5.700%, 12/01/25                                  12/03 at 102            Aaa      9,969,355
      1,585,000     Illinois Housing Development Authority, Multi-Family
                         Housing, 7.400%, 7/01/23                                        7/01 at 102             A1      1,665,962
                    INDIANA - 3.5%
      5,060,000     Indiana Office Building Commission, 8.750%, 7/01/12
                         (Pre-refunded to 7/01/97)                                       7/97 at 102            Aaa      5,540,852
      8,640,000     Avon Community School Building Corporation,
                         5.500%, 1/01/16                                                 1/04 at 101            Aaa      8,469,187
      5,380,000     Beacon Heights Housing Development Corporation,
                         Multi-Family Mortgage, 7.625%, 2/01/21                          6/01 at 100            AAA      5,736,748
      5,770,000     Fremont Middle School Building Corporation,
                         5.250%, 1/15/13                                                 1/04 at 101            Aaa      5,502,387
      1,140,000     Michigan City Housing Development Corporation,
                         Multi-Family Mortgage, 7.625%, 2/01/21                          6/01 at 100            AAA      1,215,593
                    KANSAS - 2.6%
                    Merriam (Shawnee Mission Medical Center):
     10,095,000          7.250%, 9/01/04                                                 9/01 at 102             A-     10,559,067
      8,800,000          7.250%, 9/01/21                                                 9/01 at 102             A-      9,100,960
                    KENTUCKY - 1.1%
      3,015,000     Lakeland Wesley Village Mortgage, 7.500%, 11/01/21                  11/01 at 103             Aa      3,227,829
      5,000,000     Louisville-Jefferson County Regional Airport Authority,
                         Alternative Minimum Tax, 5.500%, 7/01/23                        7/03 at 102            Aaa      4,891,800
                    LOUISIANA - 0.3%
      1,855,000     Calcasieu Parish Public Trust Authority, 7.750%, 6/01/12             6/01 at 103             A1      2,028,387
                    MASSACHUSETTS - 6.2%
      2,000,000     Massachusetts Health and Educational Facilities Authority
                         (Lowell General Hospital), 8.400%, 6/01/11                      6/01 at 102           Baa1      2,198,440
     10,435,000     Massachusetts Housing Finance Agency (GNMA),
                         9.000%, 12/01/09                                               12/95 at 102            Aaa     10,693,371
                    Massachusetts Housing Finance Agency, Residential
                         Housing, Alternative Minimum Tax:
      2,100,000          8.400%, 8/01/21                                                 8/98 at 102             A1      2,242,653
      1,660,000          8.200%, 8/01/27                                                 8/99 at 102           BBB+      1,775,586
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    MASSACHUSETTS (CONTINUED)
   $ 19,025,000     Massachusetts Water Resources Authority,
                         6.000%, 4/01/20                                                 4/00 at 100              A   $ 19,042,123
      4,385,000     Boston Housing Development Corporation (FHA-Insured),
                         5.500%, 7/01/24                                                 1/04 at 102            Aaa      4,047,004
      6,300,000     Somerville Housing Authority (GNMA),
                         7.950%, 11/20/30                                                5/00 at 102            AAA      6,779,808
                    MICHIGAN - 1.2%
      7,890,000     Michigan State Hospital Finance Authority (Detroit
                         Medical Center), 7.500%, 8/15/11                                8/01 at 102              A      8,641,680
                    MINNESOTA - 1.5%
      4,431,644     Chisago County and Stearns County, South Central
                         Multi-County Housing and Redevelopment Authority,
                         Single Family Mortgage (FNMA), Alternative Minimum
                         Tax, 7.050%, 9/01/27                                      3/04 at 102 29/32            AAA      4,782,586
                    Dakota, Washington and Stearns Counties, Single Family
                         Mortgage (FNMA), Alternative Minimum Tax:
      3,195,000          6.600%, 9/01/17                                                 3/04 at 102            AAA      3,335,708
      2,255,000          6.700%, 3/01/21                                                 3/04 at 102            AAA      2,350,319
      1,000,000     Western Minnesota Municipal Power Agency,
                         9.500%, 1/01/13 (Pre-refunded to 1/01/96)                       1/96 at 102            Aaa      1,029,210
                    MISSISSIPPI - 0.2%
      1,495,000     Goodman Housing Development Corporation,
                         Multi-Family Mortgage, 7.625%, 2/01/22                          8/01 at 100            AAA      1,594,283
                    NEBRASKA - 1.5%
     10,550,000     Nebraska Investment Finance Authority, Single Family
                         Mortgage, Alternative Minimum Tax, 6.800%, 3/01/35          3/05 at 101 1/2            AAA     10,945,520
                    NEVADA - 0.1%
        685,000     Nevada Housing Division, Multi-Unit Housing,
                         8.500%, 4/01/96                                                No Opt. Call            AAA        694,261
                    NEW JERSEY - 0.6%
      4,420,000     New Jersey Housing and Mortgage Finance Agency,
                         6.850%, 11/01/06                                               11/01 at 102            AA+      4,747,699
                    NEW MEXICO - 2.3%
      1,915,000     New Mexico Mortgage Finance Authority, Single Family
                         Mortgage, Alternative Minimum Tax, 7.800%, 3/01/21              9/99 at 102            AA-      2,006,614
     14,050,000     Farmington Pollution Control (Southern California
                         Edison Company), 7.200%, 4/01/21                                4/01 at 102            Aa3     15,412,850
                    NEW YORK - 7.1%
      6,000,000     New York Local Government Assistance Corporation,
                         7.000%, 4/01/18 (Pre-refunded to 4/01/02)                       4/02 at 102            Aaa      6,932,460
      1,750,000     New York State Medical Care Facilities Finance Agency
                         (Hospital and Nursing Home), 8.000%, 2/15/28                    8/98 at 102              A      1,924,545
                    New York State Medical Care Facilities Finance Agency,
                         Mental Health Services Facilities:
      1,615,000          7.600%, 2/15/06                                                 8/01 at 102           Baa1      1,786,707
      1,590,000          7.600%, 8/15/06                                                 8/01 at 102           Baa1      1,758,635
      8,075,000          7.625%, 8/15/17                                                 8/01 at 102           Baa1      8,937,410
      5,425,000          7.400%, 2/15/18                                                 2/02 at 102           Baa1      5,917,482
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    NEW YORK (CONTINUED)
   $  3,410,000     New York State Mortgage Agency, Alternative Minimum
                         Tax, 8.000%, 10/01/02                                           7/97 at 102             Aa   $  3,626,740
      6,000,000     New York State Urban Development Corporation,
                         Correctional Capital Facilities, 7.500%, 1/01/18
                         (Pre-refunded to 1/01/01)                                       1/01 at 102            Aaa      6,958,680
                    New York City General Obligation:
      4,600,000          8.250%, 11/15/10 (Pre-refunded to 11/15/01)                11/01 at 101 1/2           Baa1      5,560,572
        400,000          8.250%, 11/15/10                                           11/01 at 101 1/2           Baa1        446,200
      7,130,000          8.250%, 11/15/15 (Pre-refunded to 11/15/01)                11/01 at 101 1/2            Aaa      8,665,374
        620,000          8.250%, 11/15/15                                           11/01 at 101 1/2           Baa1        706,595
                    NORTH CAROLINA - 1.9%
      5,055,000     North Carolina Eastern Municipal Power Agency,
                         5.500%, 1/01/17                                                 1/03 at 100            Aaa      4,885,961
      8,750,000     North Carolina Municipal Power Agency No. 1 (Catawba),
                         9.625%, 1/01/19 (Pre-refunded to 1/01/96)                       1/96 at 103            Aaa      9,095,013
                    OHIO - 0.8%
                    Toledo-Lucas County Port Authority, Alternative
                         Minimum Tax:
        665,000          8.500%, 5/15/00                                                No Opt. Call            N/R        687,324
      3,450,000          8.500%, 11/15/00                                               11/96 at 102            N/R      3,664,901
      1,410,000          8.400%, 11/15/09                                               11/00 at 102            N/R      1,474,437
                    OKLAHOMA - 5.8%
     19,545,000     Oklahoma County Home Finance Authority, Single
                         Family Mortgage, 8.750%, 7/01/12                                7/01 at 102             A1     20,835,752
     21,025,000     Tulsa Municipal Airport (AMR Corporation), Alternative
                         Minimum Tax, 7.600%, 12/01/30                                   6/01 at 102           Baa2     22,416,645
                    OREGON - 0.5%
      3,750,000     Hillsboro Hospital Facility Authority (Tuality Healthcare),
                         5.750%, 10/01/12                                               10/04 at 102           BBB+      3,578,250
                    PENNSYLVANIA - 1.9%
      3,000,000     Pennsylvania Higher Education Assistance Agency,
                         Student Loan, Alternative Minimum Tax,
                         7.150%, 9/01/21                                                 9/01 at 102            Aaa      3,218,310
     10,000,000     Philadelphia Water and Sewer, 7.000%, 8/01/18
                         (Pre-refunded to 8/01/01)                                       8/01 at 100            AAA     11,221,000
                    RHODE ISLAND - 3.0%
      6,650,000     Rhode Island Depositors Economic Protection
                         Corporation, Special Obligation, 7.250%, 8/01/21
                         (Pre-refunded to 8/01/96)                                       8/96 at 102            Aaa      6,950,846
                    Rhode Island Housing and Mortgage Finance
                         Corporation, Alternative Minimum Tax:
      4,650,000          8.200%, 10/01/17                                               10/98 at 102            AA+      4,974,710
     10,210,000          8.250%, 10/01/22                                               10/98 at 102            AA+     10,888,455
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    SOUTH CAROLINA - 3.2%
   $  5,000,000     Oconee County Pollution Control (Duke Power Company),
                         5.800%, 4/01/14                                                 4/03 at 102            Aa2   $  4,982,900
                    Piedmont Municipal Power Agency:
      5,000,000          9.625%, 1/01/13 (Pre-refunded to 1/01/96)                       1/96 at 103            Aaa      5,196,700
     13,590,000          9.700%, 1/01/24 (Pre-refunded to 1/01/96)                       1/96 at 103            Aaa     14,126,261
                    SOUTH DAKOTA - 1.4%
      7,920,000     Sioux Falls (Great Plains Hotel Corporation), Alternative
                         Minimum Tax, 8.500%, 11/01/16 (Pre-refunded
                         to 10/15/14)                                                   10/14 at 100            AAA     10,473,725
                    TENNESSEE - 1.4%
      9,985,000     Tennessee Housing Development Agency, Homeownership
                         Program, Alternative Minimum Tax, 7.650%, 7/01/22               7/01 at 102             A1     10,674,464
                    TEXAS - 8.6%
      9,505,000     Austin Water, Sewer and Electric, 14.250%, 11/15/06
                         (Pre-refunded to 5/15/97)                                       5/97 at 100            Aaa     10,940,065
                    Brazos River Authority, Pollution Control (Texas Utilities
                         Electric Company), Alternative Minimum Tax:
      6,480,000          8.250%, 1/01/19                                                 1/99 at 102           Baa2      7,228,181
      8,580,000          8.125%, 2/01/20                                                 2/00 at 102           Baa2      9,527,318
      3,500,000     Comal County Health Facilities Development
                         Corporation (McKenna Memorial Hospital),
                         7.375%, 1/15/21                                                 1/01 at 102            AAA      3,691,065
     15,205,000     El Paso Housing Finance Corporation, Single Family
                         Mortgage, 8.750%, 10/01/11                                      4/01 at 103              A     16,918,604
      3,505,000     Harrison County Housing Finance Corporation, Single
                         Family Mortgage, 8.875%, 12/01/11                              12/01 at 103            N/R      3,787,678
      2,395,000     Panhandle Regional Housing Finance Corporation, Single
                         Family Mortgage (GNMA), Alternative Minimum Tax,
                         7.500%, 5/01/24                                                 5/01 at 100            AAA      2,514,415
      2,600,000     Sabine River Authority, Pollution Control (Texas Utilities
                         Electric Company), 7.750%, 4/01/16                              4/96 at 102           Baa2      2,689,830
      7,020,000     Winter Garden Housing Finance Corporation (GNMA
                         and FNMA), Alternative Minimum Tax,
                         6.950%, 10/01/27                                                4/04 at 103            AAA      7,433,969
                    UTAH - 2.9%
                    Intermountain Power Agency:
      4,500,000          7.500%, 7/01/16                                                 7/96 at 102             Aa      4,687,920
     16,145,000          7.200%, 7/01/19                                                 7/97 at 102             Aa     17,046,052
                    WASHINGTON - 9.1%
                    Washington Public Power Supply System, Nuclear
                         Project No. 1:
      4,000,000          7.400%, 7/01/09                                                 1/00 at 102             Aa      4,421,000
      1,000,000          8.000%, 7/01/17 (Pre-refunded to 7/01/00)                       7/00 at 102            Aaa      1,168,470
                    Washington Public Power Supply System, Nuclear
                         Project No. 2:
      5,000,000          5.375%, 7/01/11                                                 7/04 at 102             Aa      4,770,400
      2,000,000          7.375%, 7/01/12 (Pre-refunded to 7/01/00)                       7/00 at 102            AAA      2,284,680
      5,000,000          7.000%, 7/01/12                                                 7/00 at 102             Aa      5,353,300
     10,010,000          6.250%, 7/01/12                                                 7/02 at 102             Aa     10,199,890
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    WASHINGTON (CONTINUED)
                    Washington Public Power Supply System Nuclear
                         Project No. 3:
   $ 24,060,000          7.250%, 7/01/15 (Pre-refunded to 1/01/00)                       1/00 at 102            Aaa   $ 27,181,785
      3,935,000          5.375%, 7/01/15                                                 7/03 at 102             Aa      3,655,063
                    Seattle Metropolitan Municipality Sewer System:
      2,160,000          5.450%, 1/01/16                                                 1/03 at 102            Aaa      2,099,346
      3,095,000          5.450%, 1/01/17                                                 1/03 at 102            Aaa      3,017,005
      2,490,000          5.450%, 1/01/19                                                 1/03 at 102            Aaa      2,414,950
      1,800,000          5.450%, 1/01/20                                                 1/03 at 102            Aaa      1,744,631
                    WISCONSIN - 0.3%
      2,100,000     Wisconsin Health and Educational Facilities Authority
                         (Wausau Hospitals), 6.700%, 8/15/20                             2/01 at 102            Aaa      2,244,080
   $681,616,644     Total Investments - (cost $676,710,410) - 97.1%                                                    728,249,671
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 1.3%
   $  4,800,000     Chicago O'Hare International Airport (American Airlines),
                         Variable Rate Demand Bonds, 4.100%, 12/01/17t                                       VMIG-1      4,800,000
        700,000     Delaware County Industrial Development Authority,
                         Airport Facility (UPS), Variable Rate Demand Bonds,
                         3.800%, 12/01/15t                                                                     A-1+        700,000
      1,300,000     Harris County Health Facilities Development
                         Corporation (The Methodist Hospital), Variable Rate
                         Demand Bonds, 4.000%, 12/01/25t                                                       A-1+      1,300,000
      1,500,000     Jackson County Port Facility (Chevron U. S. A. Inc.),
                         Series 1993, Variable Rate Demand Bonds,
                         3.900%, 6/01/23t                                                                       P-1      1,500,000
      1,000,000     Louisiana Recovery District Sales Tax, Variable Rate
                         Demand Bonds, 3.900%, 7/01/98t                                                      VMIG-1      1,000,000
        500,000     New York City Municipal Water Finance Authority,
                         Water and Sewer System, Fiscal 1996,
                         Series A, Variable Rate Demand Bonds, 4.000%, 6/15/25t                              VMIG-1        500,000
   $  9,800,000     Total Temporary Investments - 1.3%                                                                   9,800,000
   ============
                    Other Assets Less Liabilities - 1.6%                                                                11,833,445
                    Net Assets - 100%                                                                                 $749,883,116
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          51           $330,113,642            45%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          21            138,057,393            19
  PORTFOLIO OF                                  A+                            A1           7             45,548,986             6
  INVESTMENTS                                A, A-                     A, A2, A3           7             71,445,859            10
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          17            115,761,240            16
  TEMPORARY                              Non-rated                     Non-rated           6             27,322,551             4
  INVESTMENTS):
  TOTAL                                                                                  109           $728,249,671           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN QUALITY INCOME MUNICIPAL FUND, INC. (NQU)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ALASKA - 1.0%
 $    2,480,000     Alaska Housing Finance Corporation (Veterans Mortgage
                         Program), 7.125%, 12/01/30                                      6/01 at 102            Aaa $    2,613,870
      1,705,000     Alaska Housing Finance Corporation, Collateralized
                         Home Mortgage, 7.300%, 6/01/25                                 12/01 at 102            Aaa      1,748,699
      6,750,000     Alaska State Housing Finance Corporation,
                         6.600%, 12/01/23                                               12/02 at 102             Aa      7,227,023
                    ARIZONA - 0.8%
      2,840,000     Maricopa County Industrial Development Authority,
                         Single Family Mortgage, 7.500%, 8/01/12                         8/01 at 102             Aa      3,041,640
      5,715,000     Yuma Regional Medical Center, 8.000%, 8/01/17                    8/02 at 101 1/2             A-      6,447,720
                    ARKANSAS - 1.8%
      5,175,000     Arkansas Development Finance Authority, Single Family
                         Mortgage, 8.000%, 8/15/11                                       8/01 at 103             AA      5,664,141
      6,500,000     Arkansas Development Finance Authority, Single Family
                         Mortgage, Alternative Minimum Tax, 6.700%, 7/01/27              7/05 at 102            AAA      6,744,465
      9,400,000     Pope County Pollution Control (Arkansas Power and
                         Light Company), 11.000%, 12/01/15                              12/95 at 102           Baa2      9,639,888
                    CALIFORNIA - 8.3%
      3,000,000     California Health Facilities Financing Authority (Kaiser
                         Permanente), 5.600%, 5/01/33                                    5/03 at 102            Aa3      2,794,470
      4,310,000     California Housing Finance Agency, Home Mortgage,
                         Alternative Minimum Tax, 7.050%, 8/01/27                        8/01 at 102             Aa      4,486,495
      3,500,000     California Public Works Board (California State
                         University), 6.625%, 10/01/10                                  10/02 at 102              A      3,682,420
     17,000,000     California State Public Works Board, Department of
                         Corrections (California State Prison-Monterey County
                         (Soledad II)), 7.000%, 11/01/19                                11/04 at 102              A     18,511,640
                    Brea Public Financing Authority, Tax Allocation:
     10,580,000          7.000%, 8/01/15 (Pre-refunded to 8/01/01)                       8/01 at 102            Aaa     12,151,236
      4,420,000          7.000%, 8/01/15                                                 8/01 at 102            Aaa      4,877,558
      4,500,000     Lancaster Redevelopment Agency (Project No. 5),
                         6.500%, 10/01/97                                               No Opt. Call             A-      4,543,650
      4,000,000     Lancaster Redevelopment Agency (Amargosa Project),
                         6.500%, 10/01/97                                               No Opt. Call             A-      4,038,800
      5,000,000     Los Angeles Community Redevelopment Agency, Tax
                         Allocation (Central Business District), 6.750%, 7/01/10         7/96 at 102             A-      5,132,500
                    Los Angeles Department of Water and Power:
      7,550,000          5.400%, 11/15/31                                               11/03 at 102             Aa      6,962,384
      5,000,000          6.500%, 4/15/32                                                 4/02 at 102             Aa      5,178,800
     12,305,000     Northern California Power Agency, 7.150%, 7/01/24                    7/98 at 102              A     13,298,629
      2,000,000     Redwood City Public Finance Authority, 7.250%, 7/15/11               7/01 at 102             A-      2,173,380
     10,000,000     San Diego (San Diego Gas and Electric Company),
                         5.900%, 9/01/18                                                 9/03 at 102            Aaa      9,968,000
      3,375,000     Southern California Home Financing Authority, Single
                         Family Mortgage (GNMA and FNMA), Alternative
                         Minimum Tax, 7.350%, 9/01/24                                    3/01 at 102            AAA      3,587,828
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    COLORADO - 6.2%
 $    4,690,000     Colorado Housing Finance Authority, Multi-Family
                         Insured Mortgage, 6.900%, 10/01/21                             No Opt. Call             Aa $    4,700,459
                    City and County of Denver Airport System, Alternative
                         Minimum Tax:
      4,000,000          7.300%, 11/15/00                                               No Opt. Call            Baa      4,354,200
      1,500,000          6.350%, 11/15/01                                               No Opt. Call            Baa      1,573,350
      4,000,000          7.750%, 11/15/21                                               11/01 at 102            Baa      4,407,160
     12,910,000          8.750%, 11/15/23                                               11/01 at 102            Baa     15,135,813
      9,535,000          8.500%, 11/15/23                                               11/00 at 102            Baa     10,867,230
     17,350,000          8.000%, 11/15/25                                               11/00 at 102            Baa     19,349,414
      4,140,000          8.000%, 11/15/25                                               11/01 at 100            Baa      4,621,730
      4,850,000          7.000%, 11/15/25                                               11/01 at 100            Baa      4,931,917
      5,110,000     Pueblo County (Parkview Episcopal Medical Center),
                         8.300%, 9/01/11                                                 9/01 at 100           Baa1      5,651,558
                    DISTRICT OF COLUMBIA - 0.5%
      6,215,000     District of Columbia (The Howard University),
                         6.750%, 10/01/12                                               10/02 at 102            AA-      6,415,620
                    FLORIDA - 3.2%
      5,250,000     Dade County Industrial Development Authority, Solid
                         Waste (Florida Power and Light Company), Alternative
                         Minimum Tax, 7.150%, 2/01/23                                    2/01 at 102             A2      5,611,935
                    Palm Beach County Health Facilities Authority (JFK
                         Medical Center):
      8,195,000          8.875%, 12/01/18 (Pre-refunded to 12/01/98)                    12/98 at 102            BBB      9,388,520
      5,675,000          8.875%, 12/01/18                                               12/98 at 102            BBB      6,372,401
      8,485,000     St. Lucie County, Solid Waste Disposal (Florida Power
                         and Light Company), Alternative Minimum Tax,
                         7.150%, 2/01/23                                                 2/01 at 102             A2      9,069,956
                    Tampa Capital Improvement Program:
      1,665,000          8.000%, 10/01/02                                               10/98 at 100             Aa      1,817,780
      5,830,000          8.250%, 10/01/18                                               10/98 at 100             AA      6,396,793
                    GEORGIA - 3.2%
      9,000,000     Georgia Municipal Electric Authority, 8.125%, 1/01/17                1/98 at 102              A      9,837,810
                    Clayton County Hospital Authority (Southern Regional
                         Medical Center):
      2,900,000          6.500%, 8/01/10                                                 8/01 at 102            Aaa      3,099,027
      4,500,000          7.000%, 8/01/13                                                 8/01 at 102            Aaa      4,965,840
      3,000,000     Clayton County Housing Authority, 8.125%, 12/01/05
                         (Mandatory put 12/01/97)                                        8/01 at 102           Baa1      3,127,050
     15,900,000     Fulton-DeKalb Hospital Authority, 6.900%, 1/01/20
                         (Pre-refunded to 1/01/01)                                       1/01 at 102            Aaa     17,948,238
                    ILLINOIS - 7.8%
      3,500,000     Illinois Development Finance Authority, Pollution
                         Control (Commonwealth Edison Company),
                         5.300%, 1/15/04                                                No Opt. Call           Baa2      3,495,100
      6,855,000     Illinois Development Finance Authority, Multi-Family
                         Housing (Town and Garden Apartments Project),
                         Alternative Minimum Tax, 7.800%, 3/01/06                        3/02 at 102           BBB+      7,248,957
     14,500,000     Illinois Health Facilities Authority (Northwestern
                         Memorial Hospital), 6.750%, 8/15/11                             8/01 at 102             Aa     15,398,420
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ILLINOIS (CONTINUED)
 $    4,000,000     Illinois Health Facilities Authority (Sherman Hospital),
                         6.750%, 8/01/21                                                 8/01 at 102            Aaa $    4,243,000
                    Illinois Health Facilities Authority (Rockford Memorial
                         Hospital):
      2,000,000          6.750%, 8/15/18                                                 8/01 at 102            Aaa      2,122,000
      5,265,000          6.000%, 8/15/21                                                 8/01 at 100            Aaa      5,296,327
      2,840,000     Illinois Housing Development Authority (Garden House
                         of Maywood), 7.000%, 9/01/18                                    9/02 at 102              A      2,988,475
                    Central Lake County, Joint Action Water Agency:
      6,000,000          7.000%, 5/01/19 (Pre-refunded to 5/01/00)                       5/00 at 102            Aaa      6,739,740
     10,000,000          7.000%, 5/01/20 (Pre-refunded to 5/01/01)                       5/01 at 102            Aaa     11,399,500
      6,785,000     Chicago O'Hare International Airport (United Airlines
                         Project), 8.850%, 5/01/18                                      11/00 at 103           Baa1      7,735,850
     24,430,000     Cook County General Obligation, 6.750%, 11/01/18
                         (Pre-refunded to 11/01/01)                                     11/01 at 102            Aaa     27,763,474
                    INDIANA - 1.3%
      5,905,000     Indiana Health Facilities Financing Authority
                         (Community Hospitals of Indiana), 7.000%, 7/01/11               7/01 at 102            Aaa      6,488,768
      4,000,000     Indianapolis Local Public Improvement Bond Bank,
                         6.500%, 2/01/22                                                 2/98 at 100             A+      4,070,880
      5,125,000     Petersburg Pollution Control (Indianapolis Power and
                         Light Company), 6.625%, 12/01/24                               12/04 at 102            Aa2      5,415,280
                    IOWA - 0.4%
      4,500,000     Polk County Insured Health Facilities (Mercy Health
                         Center of Central Iowa), 6.750%, 11/01/15                      11/01 at 101            Aaa      4,834,530
                    KANSAS - 1.6%
      1,315,000     Labette County and Cowley County, Single Family
                         Mortgage, 9.500%, 4/01/13                                      10/01 at 103            Aaa      1,428,971
                    Merriam (Shawnee Mission Medical Center):
      7,380,000          7.250%, 9/01/11                                                 9/01 at 102             A-      7,760,808
     10,000,000          7.250%, 9/01/21                                                 9/01 at 102             A-     10,342,000
                    KENTUCKY - 3.1%
      3,000,000     Kentucky Development Finance Authority (St. Claire
                         Medical Center), 7.125%, 9/01/21 (Pre-refunded
                         to 9/01/01)                                                     9/01 at 102            N/R      3,421,170
     10,225,000     Kentucky Housing Corporation, Alternative Minimum
                         Tax, 6.625%, 7/01/26                                            1/05 at 102            Aaa     10,562,016
     10,000,000     Danville Multi-City Lease (Louisville and Jefferson
                         County Metropolitan Sewer), 6.800%, 3/01/19
                         (Pre-refunded to 3/01/02)                                       3/02 at 102            Aaa     11,387,500
      2,965,000     Greater Kentucky Housing Assistance Corporation
                         (FHA-Insured), 7.625%, 1/01/25                                  1/00 at 102            Aaa      3,170,445
      9,100,000     Jefferson County Multi-Family Housing (Cantor Chase
                         Project), 6.750%, 10/01/21 (Mandatory put 10/01/98)            10/96 at 100           Baa1      9,205,560
                    MARYLAND - 2.4%
                    Maryland Community Development Administration,
                         Department of Housing and Community Development,
                         Alternative Minimum Tax:
     13,235,000          7.450%, 4/01/20                                                 4/01 at 102             Aa     14,175,479
      4,320,000          7.450%, 4/01/32                                                 4/01 at 102             Aa      4,578,984
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    MARYLAND (CONTINUED)
 $   10,000,000     Maryland Community Development Administration,
                         Multi-Family Housing, 7.100%, 5/15/28                           5/01 at 102             Aa $   10,584,400
                    MASSACHUSETTS - 4.4%
                    Massachusetts Bay Transportation Authority:
     10,225,000          7.000%, 3/01/11 (Pre-refunded to 3/01/01)                       3/01 at 102            Aaa     11,622,144
     19,600,000          7.000%, 3/01/22 (Pre-refunded to 3/01/01)                       3/01 at 102            Aaa     22,278,144
     15,000,000     Massachusetts Industrial Finance Agency, Resource
                         Recovery (SEMASS Project), 9.000%, 7/01/15                      7/01 at 103            N/R     16,448,700
      3,300,000     Massachusetts Industrial Finance Agency Resource
                         Recovery (SEMASS Project), Alternative Minimum Tax,
                         9.250%, 7/01/15                                                 7/01 at 103            N/R      3,635,346
                    MICHIGAN - 3.4%
      5,000,000     Michigan Hospital Finance Authority (Detroit Medical
                         Center), 7.500%, 8/15/11                                        8/01 at 102              A      5,476,350
     17,875,000     Michigan Strategic Fund (The Detroit Edison Company),
                         6.875%, 12/01/21                                               12/01 at 102            Aaa     19,567,048
      8,500,000     Michigan Strategic Fund (Waste Management, Inc.),
                         Alternative Minimum Tax, 6.625%, 12/01/12                      12/02 at 102             A1      8,861,250
      7,000,000     Grand Rapids Water Supply System, 6.250%, 1/01/11                    1/01 at 102            Aaa      7,359,730
                    MINNESOTA - 1.1%
      4,935,000     Minnesota Housing Finance Agency, Single Family
                         Mortgage, Alternative Minimum Tax, 6.950%, 7/01/26              1/04 at 102            AA+      5,180,121
      3,655,000     Dakota and Washington Counties, Anoka Housing
                         Authority (GNMA), Alternative Minimum Tax,
                         8.450%, 9/01/19                                                No Opt. Call            Aaa      4,897,006
      2,475,000     Washington County Housing and Redevelopment
                         Authority, Multi-Family Housing (FHA-Insured),
                         Alternative Minimum Tax, 7.650%, 8/01/32                        8/01 at 102            AAA      2,668,397
                    MISSISSIPPI - 0.6%
      3,440,000     Canton Housing Development Corporation (Canton
                         Estates), Multi-Family Mortgage, 7.750%, 8/01/24               No Opt. Call            AAA      4,210,044
      1,260,000     Charter Mortgage Corporation (Church Garden Project),
                         Multi-Family Mortgage, 7.750%, 8/01/21                          8/01 at 100            AAA      1,503,898
      1,380,000     Pearl Housing Development Corporation (Rose Garden
                         Project), Multi-Family Mortgage, 7.750%, 8/01/22                2/01 at 100            AAA      1,459,033
                    MISSOURI - 1.8%
                    Missouri Health and Educational Facilities Authority
                         (Heartland Health Systems):
      3,070,000          7.625%, 10/01/00                                           10/99 at 102 1/2           BBB+      3,470,543
      6,500,000          8.125%, 10/01/10                                           10/99 at 102 1/2           BBB+      7,463,495
                    Jackson County Industrial Development Authority (Saint
                         Joseph Health Center):
      5,730,000          6.500%, 7/01/12                                                 7/02 at 102           Baa1      5,858,696
      5,605,000          7.000%, 7/01/22                                                 7/02 at 102           Baa1      5,673,101
                    MONTANA - 0.6%
      7,000,000     Forsyth Pollution Control (Puget Sound Power and Light
                         Company), 7.050%, 8/01/21                                       8/01 at 102            Aaa      7,849,660
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    NEBRASKA - 1.6%
                    Nebraska Investment Finance Authority, Single Family
                         Mortgage, Alternative Minimum Tax:
 $   11,000,000          6.800%, 3/01/35                                             3/05 at 101 1/2            AAA $   11,412,390
      8,000,000          6.450%, 3/01/35                                             3/05 at 101 1/2            AAA      8,166,800
                    NEW HAMPSHIRE - 0.6%
     2,625,000      New Hampshire Housing Finance Authority, Single
                         Family Mortgage, Alternative Minimum Tax,
                         8.500%, 7/01/14                                                 7/98 at 103             Aa      2,808,960
      4,705,000     New Hampshire Housing Finance Authority, Single
                         Family Mortgage, 7.100%, 1/01/23                                7/01 at 102             Aa      4,968,527
                    NEW JERSEY - 1.1%
     13,000,000     Camden County Pollution Control Finance Authority
                         (Solid Waste Disposal and Resource Recovery System),
                         7.250%, 12/01/10                                               12/01 at 102           BBB+     13,358,150
                    NEW YORK - 11.0%
     21,075,000     New York Local Government Assistance Corporation,
                         7.500%, 4/01/20 (Pre-refunded to 4/01/01)                       4/01 at 102            Aaa     24,569,657
      4,400,000     New York State Medical Care Finance Agency,
                         6.200%, 8/15/15                                                 8/05 at 102             Aa      4,503,004
      4,250,000     New York State Medical Care Facilities Finance Agency
                         (St. Charles Hospital), 6.300%, 8/15/25                         8/05 at 102             Aa      4,348,940
      8,000,000     New York State Medical Care Facilities Finance Agency
                         (New York Hospital) (FHA-Insured), 6.500%, 8/15/29              2/05 at 102            Aaa      8,516,320
      5,000,000     New York State Medical Care Facilities Finance Agency
                         (Brookdale Hospital Medical Center), 6.850%, 2/15/17            2/05 at 102           Baa1      5,231,500
      8,000,000     New York State Thruway Authority, 6.000%, 1/01/25                    1/05 at 102            Aaa      8,139,280
     11,750,000     Dormitory Authority of the State of New York (State
                         University), 7.700%, 5/15/12 (Pre-refunded to 5/15/00)          5/00 at 102            Aaa     13,580,180
     13,000,000     Dormitory Authority of the State of New York,
                         Educational Facilities (State University),
                         7.400%, 5/15/01                                                 5/00 at 102           Baa1     14,454,830
      8,325,000     Dormitory Authority of the State of New York (Menorah
                         Campus), 7.400%, 2/01/31                                        8/01 at 102             AA      9,293,114
      2,200,000     Niagara Falls Housing and Commercial Rehabilitation
                         Corporation (FHA-Insured), Assisted Project,
                         7.350%, 8/01/23                                                 8/03 at 100             AA      2,513,500
                    New York City General Obligation:
      5,500,000          3.000%, 8/15/02                                                No Opt. Call           Baa1      4,659,435
      9,500,000          6.400%, 8/01/03                                             8/02 at 101 1/2           Baa1      9,844,755
      6,000,000          6.750%, 10/01/17                                           10/02 at 101 1/2           Baa1      6,220,980
      2,090,000          7.000%, 2/01/18                                             2/02 at 101 1/2           Baa1      2,205,013
      5,500,000          7.250%, 8/15/19                                                 8/04 at 101           Baa1      5,986,475
      6,750,000          6.625%, 2/15/25                                                 2/05 at 101           Baa1      6,932,723
      3,455,000     Penfield-Crown Oak Housing Development Corporation,
                         FHA-Insured (Crown-Oak Estates), 7.350%, 8/01/23                2/03 at 100            AAA      3,677,502
                    NORTH CAROLINA - 0.9%
     10,500,000     North Carolina Eastern Municipal Power Agency,
                         6.250%, 1/01/03                                                 1/02 at 102              A     10,791,375
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    OHIO - 1.0%
 $    6,945,000     Ohio Housing Finance Agency, Residential Mortgage,
                         Alternative Minimum Tax, 6.625%, 3/01/26                        3/05 at 102            AAA $    7,142,099
      4,800,000     Butler County Hospital Facilities (Fort Hamilton-
                         Hughes Memorial Hospital), 7.500%, 1/01/10                      1/02 at 102            Baa      5,027,376
                    OKLAHOMA - 5.7%
     19,790,000     Oklahoma County Home Finance Authority, Single
                         Family Mortgage, 8.750%, 7/01/12                                7/01 at 102             A1     21,096,932
     17,510,000     Pottawatomie County Home Finance Authority, Single
                         Family Mortgage, 8.625%, 7/01/10                               No Opt. Call            Aaa     23,411,746
                    Tulsa Municipal Airport Trust (American Airlines):
     10,000,000          7.375%, 12/01/20                                               12/00 at 102           Baa2     10,530,200
     10,100,000          7.600%, 12/01/30                                                6/01 at 102           Baa2     10,768,519
      3,770,000     Tulsa Municipal Airport Trust (AMR Corporation),
                         9.500%, 6/01/20                                                12/95 at 102           Baa2      3,866,135
                    OREGON - 0.8%
      8,125,000     Hillsboro Hospital Facility Authority (Tuality Healthcare),
                         5.750%, 10/01/12                                               10/04 at 102           BBB+      7,752,875
      2,500,000     Northern Wasco County People's Utility District,
                         5.625%, 12/01/22                                               12/05 at 101            Aaa      2,492,975
                    PENNSYLVANIA - 0.7%
                    Falls Township Hospital Authority (Delaware Valley
                         Medical Center):
      4,525,000          6.900%, 8/01/11                                                 8/02 at 102            AAA      4,795,369
      3,000,000          7.000%, 8/01/22                                                 8/02 at 102            AAA      3,193,140
                    RHODE ISLAND - 0.5%
      5,260,000     Rhode Island Housing and Mortgage Finance Corporation,
                         8.250%, 10/01/08                                                4/98 at 102             A1      5,623,150
                    SOUTH CAROLINA - 0.6%
      6,500,000     Lexington County Health Service District,
                         6.750%, 10/01/18                                               10/01 at 102            Aaa      7,097,870
                    TENNESSEE - 1.5%
      6,880,000     Metropolitan Government, Nashville and Davidson
                         County, Water and Sewer System, 7.000%, 1/01/14                 1/96 at 102             A1      7,061,357
     10,300,000     Metropolitan Nashville Airport Authority,
                         6.625%, 7/01/07                                                 7/01 at 102            Aaa     11,376,865
                    TEXAS - 6.6%
     14,360,000     Alliance Airport Authority (American Airlines),
                         Alternative Minimum Tax, 7.500%, 12/01/29                      12/00 at 102           Baa2     15,237,252
                    Arlington Independent School District, General
                         Obligation:
     11,635,000          0.000%, 2/15/11                                                  2/05 at 72            Aaa      4,812,818
     13,985,000          0.000%, 2/15/14                                            2/05 at 58 11/16            Aaa      4,617,707
      5,000,000     Brazos River Authority (Houston Lighting and Power
                         Project), 7.750%, 10/01/15                                     10/98 at 102             A3      5,473,750
      5,600,000     Dallas-Fort Worth International Airport (American
                         Airlines, Inc.), Alternative Minimum Tax,
                         7.500%, 11/01/25                                               11/00 at 102           Baa2      5,920,600
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TEXAS (CONTINUED)
 $   12,750,000     Fort Worth Housing Finance Corporation,
                         8.500%, 10/01/11                                               10/01 at 103             Aa $   14,013,015
      2,910,000     Galveston Property Finance Authority, Single Family
                         Mortgage, 8.500%, 9/01/11                                       9/01 at 103            N/R      3,208,362
      7,765,000     Houston Airport System, Subordinate Lien,
                         6.625%, 7/01/22                                                 7/01 at 102            Aaa      8,332,233
     18,500,000     Houston Water and Sewer System, Junior Lien,
                         6.375%, 12/01/17                                               12/01 at 102            Aaa     19,378,010
                    UTAH - 0.5%
      5,890,000     Intermountain Power Agency, 7.000%, 7/01/21                          7/99 at 102             Aa      6,341,940
                    VERMONT - 0.7%
                    Vermont Housing Finance Agency, Single Family,
                         Alternative Minimum Tax:
      6,405,000          7.300%, 5/01/25                                                11/01 at 102             A1      6,757,467
      1,595,000          6.875%, 5/01/25                                                11/01 at 102             A1      1,638,847
                    VIRGINIA - 1.3%
     10,500,000     Virginia Housing Development Authority,
                         7.150%, 1/01/33                                                 1/02 at 102            AA+     11,068,575
      3,860,000     Roanoke Industrial Development Authority (Roanoke
                         Memorial Hospitals), 6.500%, 7/01/25 (Pre-refunded
                         to 7/01/00)                                                     7/00 at 100            Aaa      4,205,123
                    WASHINGTON - 7.5%
      4,750,000     Washington Health Care Facilities Authority (Yakima
                         Valley Memorial Hospital), 7.250%, 1/01/21                      1/01 at 102              A      5,014,860
                    Washington Public Power Supply System, Nuclear
                         Project No. 2:
      4,000,000          5.375%, 7/01/11                                                 7/04 at 102             Aa      3,816,320
     14,850,000          7.000%, 7/01/12                                                 7/00 at 102             Aa     15,899,301
     14,500,000     Washington Public Power Supply System, Nuclear
                         Project No. 3, 7.400%, 7/01/09                                  1/00 at 102             Aa     16,026,125
      3,010,000     Camas School District No. 117, General Obligation,
                         6.000%, 12/01/14                                               12/05 at 100            Aaa      3,070,260
      4,185,000     Douglas County Public Utility District No. 1, Wells
                         Hydroelectric Project, 8.750%, 9/01/18                          9/06 at 106             A+      5,425,099
     12,415,000     King County School District No. 210, Federal Way,
                         General Obligation, 6.950%, 12/01/11                           12/03 at 100              A     13,337,559
                    Municipality of Metropolitan Seattle, Limited Sales Tax,
                         General Obligation:
      9,810,000          6.625%, 1/01/11                                                 1/97 at 102             Aa     10,139,420
     10,310,000          6.875%, 1/01/20                                                 1/97 at 102             Aa     10,656,416
      4,000,000     Seattle Metropolitan Municipality, Sewer System,
                         5.500%, 1/01/33                                                 1/03 at 102            Aaa      3,843,920
      4,000,000     North Thurston School District No. 3, General
                         Obligation, 6.500%, 12/01/09                                   12/02 at 100              A      4,230,600
                    WISCONSIN - 1.6%
     10,820,000     Wisconsin Health and Educational Facilities Authority
                         (Novus Health Group), 6.750%, 12/15/20                         12/01 at 102            Aaa     11,660,603
      7,000,000     Wisconsin Housing and Economic Development
                         Authority, 6.850%, 11/01/12                                     1/02 at 102             A1      7,360,500
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    WYOMING - 0.6%
 $    2,390,000     Wyoming Community Development Authority, Single
                         Family Mortgage, 7.400%, 6/01/31                                6/01 at 102             Aa $    2,560,931
      4,500,000     Wyoming Community Development Authority, Single
                         Family Mortgage, Alternative Minimum Tax,
                         7.250%, 6/01/21                                                11/01 at 103             Aa      4,785,253
 $1,126,525,000     Total Investments - (cost $1,112,541,872) - 98.3%                                                1,197,752,261
 ==============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.1%
 $    1,900,000     Massachusetts Dedicated Income Tax, Variable Rate
 ==============          Demand Bonds, 3.700%, 12/01/97t                                                     VMIG-1      1,900,000
                    Other Assets Less Liabilities - 1.6%                                                                19,252,560
                    Net Assets - 100%                                                                               $1,218,904,821
                                                                                                                    ==============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          54         $  444,049,003            37%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          33            233,761,630            20
  PORTFOLIO OF                                  A+                            A1           9             67,895,482             6
  INVESTMENTS                                A, A-                     A, A2, A3          20            147,764,217            12
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          37            277,568,351            23
  TEMPORARY                              Non-rated                     Non-rated           4             26,713,578             2
  INVESTMENTS):
  TOTAL                                                                                  157         $1,197,752,261           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN PREMIER MUNICIPAL INCOME FUND, INC. (NPF)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ALABAMA - 1.0%
   $  4,360,000     Alabama Higher Education Loan Corporation, Student
                         Loan, Alternative Minimum Tax, 5.850%, 9/01/04                 No Opt. Call            Aaa   $  4,504,360
                    ALASKA - 0.5%
      2,130,000     Anchorage Home Mortgage, 8.000%, 3/01/09                             3/02 at 102            AAA      2,325,215
                    ARIZONA - 5.7%
      5,500,000     Arizona Educational Loan Marketing Corporation,
                         Alternative Minimum Tax, 6.950%, 3/01/01                       No Opt. Call              A      5,961,395
      3,650,000     Maricopa County Unified School District No. 41,
                         General Obligation, 6.100%, 7/01/14 (Pre-refunded
                         to 7/01/04)                                                     7/04 at 100            Aaa      4,037,411
      1,250,000     Santa Cruz County Unified School District No. 1,
                         Nogales General Obligation, 6.100%, 7/01/14
                         (Pre-refunded to 7/01/04)                                       7/04 at 100            Aaa      1,376,113
     12,255,000     Yuma Regional Medical Center, 8.000%, 8/01/17                    8/02 at 101 1/2             A-     13,826,214
                    ARKANSAS - 1.5%
      2,000,000     Arkansas Development Finance Authority, Single Family
                         Mortgage, Alternative Minimum Tax, 6.550%, 7/01/18              7/05 at 102            AAA      2,064,020
      1,625,000     Arkansas Development Finance Authority, Single Family
                         Mortgage, 6.600%, 7/01/17                                       7/05 at 102            AAA      1,705,795
        483,546     Drew County Public Facilities Board, Single Family
                         Mortgage, 7.900%, 8/01/11                                       8/03 at 103            Aaa        536,615
      1,310,000     Greene County Residential Housing Board,
                         7.250%, 1/01/10                                                 1/02 at 103             Aa      1,411,329
        660,823     Stuttgart Public Facilities Board, Single Family
                         Mortgage, 7.900%, 9/01/11                                       9/03 at 103            Aaa        734,465
                    CALIFORNIA - 1.8%
     33,000,000     Foothill/Eastern Transportation Corridor Agency,
                         0.000%, 1/01/17                                                No Opt. Call           BBB-      7,899,210
                    COLORADO - 1.4%
                    Colorado Health Facilities Authority (National Jewish
                         Center):
      1,500,000          6.600%, 2/15/02                                                No Opt. Call           BBB-      1,518,240
      1,250,000          6.875%, 2/15/12                                                 2/02 at 102           BBB-      1,247,400
      3,000,000          7.100%, 2/15/22                                                 2/02 at 102           BBB-      2,943,570
        550,000     City and County of Denver Airport System, Alternative
                         Minimum Tax, 8.100%, 11/15/00                                  No Opt. Call       Con(Baa)        617,045
                    CONNECTICUT - 0.5%
      2,275,000     Connecticut Housing Finance Authority, Alternative
                         Minimum Tax, 6.900%, 5/15/20                                    5/04 at 102             Aa      2,373,553
                    DISTRICT OF COLUMBIA - 3.1%
      6,250,000     District of Columbia (National Rehabilitation Hospital),
                         7.125%, 11/01/19                                               11/99 at 102            Aaa      6,945,438
      2,000,000     District of Columbia (Washington Hospital Center),
                         7.000%, 8/15/05                                                 8/02 at 102           Baa1      2,069,940
                    District of Columbia Housing Finance Agency
                         (FHA-Insured):
        920,000          7.200%, 9/01/12                                                 9/02 at 102             Aa        991,714
      3,505,000          7.250%, 3/01/24                                                 9/02 at 102             Aa      3,734,858
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    FLORIDA - 0.5%
   $  1,880,000     Florida State Board of Education, 6.700%, 6/01/22                    6/01 at 101             Aa   $  2,043,898
                    GEORGIA - 1.5%
      2,000,000     Georgia Municipal Electric Authority, 7.250%, 1/01/24               No Opt. Call            Aaa      2,446,600
      3,500,000     Forsyth County School District, General Obligation,
                         6.750%, 7/01/16                                                No Opt. Call             A1      3,972,570
                    ILLINOIS - 16.2%
                    Illinois Development Finance Authority, Multi-Family
                         Housing:
        600,000          7.650%, 7/01/07                                                 1/02 at 105            AAA        671,166
      5,270,000          7.650%, 12/31/31                                                1/02 at 105            AAA      5,799,372
      9,260,000     Illinois Development Finance Authority, Multi-Family
                         Housing (Town and Garden Apartments Project),
                         Alternative Minimum Tax, 7.800%, 3/01/06                        3/02 at 102           BBB+      9,792,172
        865,000     Illinois Health Facilities Authority (Evangelical
                         Hospitals), 6.750%, 4/15/12                                     4/02 at 102            AA-        905,171
      2,150,000     Illinois Health Facilities Authority, 7.000%, 7/01/12                7/02 at 102           Baa1      2,190,205
      4,810,000     Illinois Housing Development Authority (Garden House
                         of Maywood), 7.000%, 9/01/18                                    9/02 at 102              A      5,061,467
        920,000     Illinois Housing Development Authority, Elderly
                         Housing (Morningside North), 6.600%, 1/01/07                    1/03 at 102              A        975,099
                    Illinois Sales Tax:
      2,000,000          6.800%, 6/15/10                                                 6/99 at 102            AAA      2,113,660
      6,390,000          6.800%, 6/15/12 (Pre-refunded to 6/15/00)                       6/00 at 102            AAA      7,140,633
      4,500,000     Chicago General Obligation (Central Public Library
                         Project), 6.850%, 1/01/17 (Pre-refunded to 7/01/02)         7/02 at 101 1/2            Aaa      5,144,670
      5,200,000     Chicago Tax Increment (Stockyards Industrial
                         Redevelopment), 9.250%, 1/01/14                                No Opt. Call            N/R      5,664,672
      8,075,000     Cicero General Obligation, Tax Increment,
                         8.125%, 12/01/12                                               12/04 at 102            N/R      8,703,558
      2,000,000     Onterie Center Housing Finance Corporation
                         (FHA-Insured), 7.050%, 7/01/27                                  7/02 at 102            Aaa      2,122,580
      2,835,000     Sugar Grove Village Waterworks and Sewerage System,
                         7.500%, 5/01/17                                                 5/02 at 102            N/R      2,964,333
                    Wood River Township Hospital General Obligation:
      6,000,000          6.625%, 2/01/14                                                 2/04 at 102            BBB      6,179,100
      6,115,000          6.500%, 2/01/14                                                 2/04 at 102            BBB      6,240,235
                    INDIANA - 2.0%
      1,580,000     Indiana Housing Finance Authority, 10.200%, 1/01/16              1/96 at 102 1/2             Aa      1,637,702
      2,000,000     Indianapolis Exempt Facility (Mid-America Energy
                         Resources, Inc.), Alternative Minimum Tax,
                         7.250%, 12/01/11                                                6/99 at 102            AA-      2,086,220
      2,170,000     Mill Creek Community School Building Corporation,
                         6.125%, 1/01/15                                                 7/02 at 102              A      2,228,438
      2,860,000     PHM Elementary/Middle School Building Corporation,
                         6.300%, 1/15/09                                                No Opt. Call              A      3,079,476
                    IOWA - 0.4%
      1,655,000     Iowa Student Loan Liquidity Corporation, Alternative
                         Minimum Tax, 5.750%, 12/01/06                                  12/02 at 102            Aaa      1,684,773
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    KANSAS - 1.0%
   $  4,000,000     Hutchinson Single Family Mortgage, 8.875%, 12/01/12                  6/02 at 103              A   $  4,425,760
                    KENTUCKY - 3.0%
      5,000,000     Kentucky Rural Economic Development Authority
                         (Donnelly Corporation), Alternative Minimum Tax,
                         8.125%, 7/01/12                                                 7/02 at 102            N/R      5,173,200
      7,000,000     Carroll County Pollution Control (Kentucky Utilities
                         Company), 7.450%, 9/15/16                                       9/02 at 102            Aa2      7,919,870
                    LOUISIANA - 0.3%
      1,310,000     Louisiana Housing Finance Agency (St. Dominic Assisted
                         Care Facility), 6.850%, 9/01/25                                 9/05 at 103            AAA      1,386,845
                    MAINE - 2.0%
      8,470,000     Maine Educational Loan Marketing Corporation,
                         Alternative Minimum Tax, 6.250%, 11/01/06                      No Opt. Call              A      8,938,984
                    MARYLAND - 1.4%
      6,000,000     Anne Arundel County, Multi-Family Housing (Woodside
                         Project), Alternative Minimum Tax, 7.450%, 12/01/24
                         (Mandatory put 12/01/03)                                       No Opt. Call           BBB+      6,345,840
                    MASSACHUSETTS - 6.5%
      2,450,000     Massachusetts Health and Educational Facilities
                         Authority (New England Deaconess Hospital),
                         6.875%, 4/01/22                                                 4/02 at 102              A      2,527,861
      3,875,000     Massachusetts Health and Educational Facilities
                         Authority (Youville Hospital), 6.000%, 2/15/25                  2/04 at 102             Aa      3,853,416
      9,070,000     Massachusetts Industrial Finance Agency, Resource
                         Recovery (SEMASS Project), Alternative Minimum
                         Tax, 9.250%, 7/01/15                                            7/01 at 103            N/R      9,991,693
                    Massachusetts Municipal Wholesale Electric Company:
        945,000          8.750%, 7/01/18 (Pre-refunded to 7/01/97)                       7/97 at 102            Aaa      1,034,803
         45,000          8.750%, 7/01/18                                                 7/97 at 102              A         53,032
      9,780,000     Massachusetts Water Resources Authority,
                         6.750%, 7/15/12 (Pre-refunded to 7/15/02)                       7/02 at 102            Aaa     11,167,489
                    MICHIGAN - 0.7%
      2,500,000     Wayne County Building Authority, Limited Tax
                         8.000%, 3/01/17 (Pre-refunded to 3/01/02)                       3/02 at 102            Baa      2,990,500
                    MINNESOTA - 2.7%
     11,180,000     Northwest Minnesota Multi-County Housing and
                         Redevelopment Authority, 8.125%, 10/01/26                      10/04 at 102            N/R     11,770,080
                    MISSISSIPPI - 0.4%
      8,610,000     Mississippi Home Corporation, 0.000%, 9/15/16                   3/04 at 41 11/16              A      1,908,320
                    NEBRASKA - 4.3%
      2,350,000     Nebraska Higher Education Loan Program, Alternative
                         Minimum Tax, 6.250%, 6/01/18                                   No Opt. Call             Aa      2,365,440
      4,145,000     Grand Island Electric System, 6.100%, 9/01/12                        9/97 at 100             A1      4,188,191
     10,935,000     Omaha Public Power District, 6.500%, 2/01/17
                         (Pre-refunded to 2/01/02)                                   2/02 at 101 1/2            AAA     12,219,206
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    NEVADA - 0.3%
   $  1,255,000     Nevada Housing Division, Alternative Minimum Tax,
                         8.050%, 10/01/19                                               No Opt. Call             AA   $  1,325,305
                    NEW HAMPSHIRE - 2.6%
      9,200,000     New Hampshire Industrial Development Authority,
                         Resource Recovery (SES Concord Project),
                         8.500%, 1/01/09                                                 1/98 at 102             A+     10,039,684
      1,590,000     New Hampshire Municipal Bond Bank (Coe-Brown
                         Northwood Academy), 7.250%, 5/01/09                            No Opt. Call            N/R      1,649,705
                    NEW JERSEY - 1.1%
      3,000,000     New Jersey Economic Development Authority
                         (Bridgewater Resources, Inc.), Alternative Minimum
                         Tax, 8.375%, 11/01/04                                          No Opt. Call            N/R      3,145,620
      1,455,000     New Jersey Educational Facilities Authority (New Jersey
                         Institute of Technology), 6.000%, 7/01/24                       7/04 at 102            Aaa      1,493,485
                    NEW YORK - 11.9%
      5,000,000     New York Local Government Assistance Corporation,
                         7.500%, 4/01/20 (Pre-refunded to 4/01/01)                       4/01 at 102            Aaa      5,829,100
      6,000,000     New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home (FHA-Insured),
                         6.200%, 8/15/22                                                 8/02 at 102            AAA      6,200,340
      8,450,000     New York State Urban Development Corporation, State
                         Facilities, 7.500%, 4/01/20                                     4/01 at 102           Baa1      9,418,877
      3,000,000     Buffalo Sewer Authority, 7.625%, 7/01/06 (Pre-refunded
                         to 7/01/96)                                                     7/96 at 103            Aaa      3,165,060
      6,500,000     Dormitory Authority of the State of New York (City
                         University), 7.625%, 7/01/20 (Pre-refunded to 7/01/00)          7/00 at 102            Aaa      7,514,065
                    New York City General Obligation:
      3,500,000          7.500%, 2/01/01                                                No Opt. Call           Baa1      3,820,845
      4,000,000          9.500%, 8/01/02                                             8/01 at 101 1/2           Baa1      4,880,560
      1,550,000          6.500%, 8/01/02                                                No Opt. Call           Baa1      1,637,141
      1,000,000          7.000%, 8/01/04                                                No Opt. Call           Baa1      1,085,600
      3,080,000          6.600%, 8/01/04                                                No Opt. Call           Baa1      3,270,744
      3,000,000          8.400%, 11/15/05                                           11/01 at 101 1/2             A-      3,529,260
      2,000,000          6.625%, 8/01/12 (Pre-refunded to 8/01/02)                   8/02 at 101 1/2            Aaa      2,278,380
        100,000          6.625%, 8/01/12                                             8/02 at 101 1/2            Aaa        107,800
                    NORTH CAROLINA - 0.5%
      2,130,000     North Carolina Housing Finance Agency, Multi-Family
                         Housing, 6.900%, 7/01/24                                        7/02 at 102             Aa      2,232,922
                    OHIO - 5.9%
     14,800,000     Ohio Housing Finance Agency, Single Family Mortgage
                         (GNMA), Alternative Minimum Tax, 7.650%, 3/01/29                9/99 at 102            AAA     15,489,384
      8,500,000     Akron-Bath-Copley Joint Township Hospital District
                         (Akron City Hospital), 8.875%, 11/15/07
                         (Pre-refunded to 11/15/97)                                     11/97 at 102            Aaa      9,457,695
      1,015,000     Toledo-Lucas County Port Authority, Alternative
                         Minimum Tax, 7.750%, 5/15/07                                    5/00 at 102            N/R      1,068,176
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    PENNSYLVANIA - 4.5%
   $  2,000,000     Falls Township Hospital Authority (Delaware Valley
                         Medical Center), 7.000%, 8/01/22                                8/02 at 102            AAA   $  2,128,760
      1,545,000     Northampton County Hospital Authority (Easton
                         Hospital), 6.900%, 1/01/02                                     No Opt. Call            BBB      1,605,950
      7,690,000     Philadelphia Water and Sewer System, 7.350%, 9/01/04                No Opt. Call            AAA      8,696,467
                    Philadelphia Hospital and Higher Educational Facilities
                         Authority (Children's Seashore House):
      2,500,000          7.000%, 8/15/12                                                 8/02 at 102             A-      2,656,250
      4,450,000          7.000%, 8/15/22                                                 8/00 at 100             A-      4,703,294
                    TEXAS - 3.8%
      4,402,241     Texas General Services Commission, 7.500%, 9/01/22               3/96 at 102 1/2              A      4,595,984
      9,500,000     Harris County Health Facilities Development Corporation,
                         7.375%, 12/01/25 (Mandatory put 12/01/98)                      11/95 at 101            Aa2      9,617,610
      2,345,000     Victoria Housing Finance Corporation, Single Family
                         Mortgage, 8.125%, 1/01/11                                      No Opt. Call            Aaa      2,531,545
                    UTAH - 0.4%
      1,500,000     Intermountain Power Agency, 7.750%, 7/0/17
                         (Pre-refunded to 7/01/96)                                       7/96 at 102            Aaa      1,568,595
                    VIRGINIA - 2.0%
      5,000,000     Virginia Housing Development Authority,
                         7.100%, 1/01/22                                                 1/02 at 102            AA+      5,264,750
      3,200,000     Suffolk Redevelopment Authority, Multi-Family Housing
                         (Chase Heritage Project), 7.000%, 7/01/24 (Mandatory
                         put 7/01/04)                                                    7/02 at 104            N/R      3,447,040
                    WASHINGTON - 3.4%
      9,500,000     Washington General Obligation, 6.250%, 2/01/11                      No Opt. Call             Aa     10,274,155
      2,500,000     Washington Health Care Facilities Authority (Sacred
                         Heart Medical Center Spokane), 6.875%, 2/15/12                  2/02 at 102            AA-      2,644,274
      2,000,000     Washington Public Power Supply System, Nuclear
                         Project No. 3, 7.375%, 7/01/04                                  7/00 at 102             Aa      2,223,560
                    WEST VIRGINIA - 0.5%
      2,000,000     West Virginia Housing Development Fund, Alternative
                         Minimum Tax, 7.200%, 11/01/20                                   5/02 at 102            Aa1      2,109,000
                    WISCONSIN - 2.1%
      5,950,000     Wisconsin Housing and Economic Development
                         Authority, 6.850%, 11/01/12                                     1/02 at 192             A1      6,256,424
      2,985,000     Silver Lake Sanitary District Sewer System,
                         8.000%, 10/01/18                                               10/02 at 100            N/R      3,142,010
                    WYOMING - 1.0%
      4,000,000     Wyoming Community Development Authority,
                         Alternative Minimum Tax, 7.750%, 6/01/09                       11/99 at 103             Aa      4,276,360
   $434,966,610     Total Investments - (cost $408,395,019) - 98.4%                                                    434,313,976
   ============
                    Other Assets Less Liabilities - 1.6%                                                                 7,067,081
                    Net Assets - 100%                                                                                 $441,381,057
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          34           $143,621,905            33%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          20             69,291,107            16
  PORTFOLIO OF                                  A+                            A1           4             24,456,869             6
  INVESTMENTS:                               A, A-                     A, A2, A3          15             64,470,834            15
                                   BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          19             75,753,174            17
                                         Non-rated                     Non-rated          11             56,720,087            13
  TOTAL                                                                                  103           $434,313,976           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
Con. Rating is conditional. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings by projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
                                                                          NQM            NQS            NQU            NPF
ASSETS
Investments in municipal securities, at market value (note 1)        $781,846,301   $728,249,671  $1,197,752,261  $434,313,976
Temporary investments in short-term municipal securities,
    at amortized cost (note 1)                                          9,700,000      9,800,000       1,900,000       --
Cash                                                                       88,783        112,367         298,905       231,778
Receivables:
   Interest                                                            16,397,516     14,297,804      24,360,706     8,696,080
   Investments sold                                                        90,890      1,160,853         378,804        25,000
Prepaid Preferred shares auction fees (note 1)                            118,051         86,053         145,384       162,160
Other assets                                                               28,746         16,608          26,338        29,627
                                                                      -----------    -----------   -------------  ------------
      Total assets                                                    808,270,287    753,723,356   1,224,862,398   443,458,621
                                                                      -----------    -----------   -------------  ------------
Liabilities
Accrued expenses:
   Management fees (note 6)                                               427,811        398,895         640,554       238,162
   Other                                                                  150,966        160,266         309,158        89,181
Preferred share dividends payable                                         301,649        462,951         469,711        90,048
Common share dividends payable                                          3,168,703      2,818,128       4,538,154     1,660,173
                                                                      -----------    -----------   -------------  ------------
     Total liabilities                                                  4,049,129      3,840,240       5,957,577     2,077,564
                                                                      -----------    -----------   -------------  ------------
Net assets (note 7)                                                  $804,221,158   $749,883,116  $1,218,904,821  $441,381,057
                                                                     ============   ============  ==============  ============
Preferred shares, at liquidation value                               $250,000,000   $240,000,000  $  400,000,000  $140,000,000
                                                                     ============   ============  ==============  ============
Preferred shares outstanding                                               10,000          9,600          16,000         5,600
                                                                     ============   ============  ==============  ============
Common shares outstanding                                              35,404,502     33,350,630      53,077,819    19,647,018
                                                                     ============   ============  ==============  ============
Net asset value per Common share outstanding (net assets less
   Preferred shares at liquidation value, divided by Common
   shares outstanding)                                               $      15.65   $      15.29  $        15.43  $      15.34
                                                                     ============   ============  ==============  ============
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year ended October 31, 1995
                                                                          NQM            NQS            NQU            NPF
Investment Income
Tax-exempt interest income (note 1)                                   $53,172,031    $48,973,295   $ 78,822,955    $28,499,545
                                                                      -----------    -----------   ------------    -----------
Expenses:
   Management fees (note 6)                                             4,932,960      4,580,520      7,354,644      2,728,455
   Preferred shares--auction fees                                         653,611        650,000      1,072,158        379,167
   Preferred shares--dividend disbursing agent fees                        48,996         40,000         55,152         20,000
   Shareholders' servicing agent fees and expenses                        110,787         94,408        156,459         57,849
   Custodian's fees and expenses                                          100,010         91,429        128,964         57,166
   Directors' fees and expenses (note 6)                                    3,134          2,980         11,461          1,918
   Professional fees                                                       43,405         23,083         19,564         38,088
   Shareholders' reports--printing and mailing expenses                   164,446        190,596        271,299        103,060
   Stock exchange listing fees                                             22,793         35,369         57,438         15,665
   Investor relations expense                                              47,663         41,330         62,277         21,046
   Other expenses                                                          47,134         36,492         71,194         29,481
                                                                      -----------    -----------   ------------    -----------
     Total expenses                                                     6,174,939      5,786,207      9,260,610      3,451,895
                                                                      -----------    -----------   ------------    -----------
       Net investment income                                           46,997,092     43,187,088     69,562,345     25,047,650
                                                                      -----------    -----------   ------------    -----------
Realized and Unrealized Gain (Loss)
from Investments
Net realized gain (loss) from investment transactions (note 3)           (315,370)      (424,861)      (757,201)        10,181
Net change in unrealized appreciation or depreciation
   of investments                                                      37,219,824     43,774,909     67,418,921     26,319,291
                                                                      -----------    -----------   ------------    -----------
       Net gain from investments                                       36,904,454     43,350,048     66,661,720     26,329,472
                                                                      -----------    -----------   ------------    -----------
Net increase in net assets from operations                            $83,901,546    $86,537,136   $136,224,065    $51,377,122
                                                                      ===========    ===========   ============    ===========
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                               NQM                              NQS
                                                                    Year ended     Year ended    Year ended      Year ended
                                                                     10/31/95       10/31/94      10/31/95        10/31/94
Operations
Net investment income                                              $ 46,997,092   $ 46,705,099  $ 43,187,088    $ 43,574,518
Net realized gain (loss) from investment transactions                  (315,370)       101,899      (424,861)     (6,626,291)
Net change in unrealized appreciation or depreciation
   of investments                                                    37,219,824    (62,309,886)   43,774,909     (61,883,373)
                                                                   ------------   ------------  ------------    ------------
   Net increase (decrease) in net assets from operations             83,901,546    (15,502,888)   86,537,136     (24,935,146)
                                                                   ------------   ------------  ------------    ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                            (38,289,980)   (39,478,158)  (34,858,659)    (35,968,688)
     Preferred shareholders                                         (10,113,285)    (8,586,021)   (9,685,635)     (8,310,298)
From accumulated net realized gains from investment
   transactions:
     Common shareholders                                                --             --            --             (572,641)
     Preferred shareholders                                             --             --            --              (92,880)
                                                                   ------------   ------------  ------------    ------------
   Decrease in net assets from distributions to shareholders        (48,403,265)   (48,064,179)  (44,544,294)    (44,944,507)
                                                                   ------------   ------------  ------------    ------------
Capital Share Transactions (note 2)
Common shares:
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions from net investment income
   and from net realized gains from investment transactions             --           3,359,186       502,250       3,844,871
                                                                   ------------   ------------  ------------    ------------
Net increase in net assets derived from capital share transactions      --           3,359,186       502,250       3,844,871
                                                                   ------------   ------------  ------------    ------------
      Net increase (decrease) in net assets                          35,498,281    (60,207,881)   42,495,092      (66,034,782)
Net assets at beginning of year                                     768,722,877    828,930,758   707,388,024     773,422,806
                                                                   ------------   ------------  ------------    ------------
Net assets at end of year                                          $804,221,158   $768,722,877  $749,883,116    $707,388,024
                                                                   ============   ============  ============    ============
Balance of undistributed net investment income at end of year      $  1,163,384   $  2,569,557  $  1,038,166    $  2,395,372
                                                                   ============   ============  ============    ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                NQU                             NPF
                                                                    Year ended      Year ended     Year ended    Year ended
                                                                     10/31/95        10/31/94       10/31/95      10/31/94
Operations
Net investment income                                             $   69,562,345  $   69,987,269  $ 25,047,650  $ 24,655,054
Net realized gain (loss) from investment transactions                   (757,201)     (5,529,513)       10,181     1,363,161
Net change in unrealized appreciation or depreciation
   of investments                                                     67,418,921    (107,979,689)   26,319,291   (37,983,881)
                                                                  --------------  --------------  ------------  ------------
   Net increase (decrease) in net assets from operations             136,224,065     (43,521,933)   51,377,122   (11,965,666)
                                                                  --------------  --------------  ------------  ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                             (54,776,337)    (58,082,228)  (19,804,205)  (20,432,905)
     Preferred shareholders                                          (16,271,551)    (13,580,513)   (5,394,964)   (4,672,674)
From accumulated net realized gains from investment
   transactions:
     Common shareholders                                                --            (1,124,003)   (1,104,163)     (216,118)
     Preferred shareholders                                             --              (211,980)     (259,084)      (41,510)
                                                                  --------------  --------------  ------------  ------------
   Decrease in net assets from distributions to shareholders         (71,047,888)    (72,998,724)  (26,562,416)  (25,363,207)
                                                                  --------------  --------------  ------------  ------------
Capital Share Transactions (note 2)
Common shares:
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions from net investment income
   and from net realized gains from investment transactions             --               873,962       --            --
                                                                  --------------  --------------  ------------  ------------
Net increase in net assets derived from capital share transactions      --               873,962       --            --
                                                                  --------------  --------------  ------------  ------------
      Net increase (decrease) in net assets                           65,176,177    (115,646,695)   24,814,706   (37,328,873)
Net assets at beginning of year                                    1,153,728,644   1,269,375,339   416,566,351   453,895,224
                                                                  --------------  --------------  ------------  ------------
Net assets at end of year                                         $1,218,904,821  $1,153,728,644  $441,381,057  $416,566,351
                                                                  ==============  ==============  ============  ============
Balance of undistributed net investment income at end of year     $    2,034,636  $    3,520,179  $  1,394,972  $  1,546,491
                                                                  ==============  ==============  ============  ============
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
At October 31, 1995, the National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Investment Quality Municipal Fund, Inc. (NQM), Nuveen Select Quality Municipal Fund, Inc.
(NQS), Nuveen Quality Income Municipal Fund, Inc. (NQU) and Nuveen Premier Municipal Income Fund, Inc. (NPF).

The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At October 31, 1995, there were no such purchase commitments in any of the Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of their net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All income dividends paid during the year ended October 31, 1995, have been designated Exempt Interest Dividends.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from securities transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.
Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized capital gains, if applicable.

Preferred Shares
The following Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent, except for those Series which have lengthened their current dividend periods from seven days to three years (as indicated below). The number of shares outstanding, by Series and in total, for each Fund is as follows:
                                                                          NQM            NQS            NQU            NPF
   Number of shares:
     Series M                                                            2,500          2,000          3,000           --
     Series T                                                            2,500          2,000t         3,000          2,800t
     Series W                                                            2,500          2,800          3,000           --
     Series Th                                                            --             --            4,000t         2,800
     Series F                                                            2,500t         2,800t         3,000           --
                                                                        ------          -----         ------          -----

       Total                                                            10,000          9,600         16,000          5,600
                                                                        ======          =====         ======          =====

t Three year period
Preferred share auction fees paid in connection with lengthening the dividend periods on the Series noted above have been capitalized and are being amortized over the respective three year period.

Derivative Financial Instruments
In October 1994, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (FASB) No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the year ended October 31, 1995, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long-term portfolio securities.

2. Fund Shares
Transactions in Common shares were as follows:
                                                                                 NQM                              NQS
                                                                      Year ended     Year ended     Year ended     Year ended
                                                                       10/31/95       10/31/94       10/31/95       10/31/94
Common shares:
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from net
   realized gains from investment transactions                            --           208,785        34,939         248,378
                                                                         =====         =======        ======         =======
                                                                                 NQU                           NPF
                                                                      Year ended     Year ended     Year ended     Year ended
                                                                       10/31/95       10/31/94       10/31/95       10/31/94
Common shares:
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from net
   realized gains from investment transactions                            --           58,734           --             --
                                                                         =====         ======          =====          =====

3. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the year ended October
31, 1995, were as follows:
                                                                          NQM            NQS            NQU            NPF
PURCHASES
Investments in municipal securities                                   $84,688,217    $52,797,497   $197,002,286    $93,273,484
Temporary municipal investments                                        65,760,000     79,950,000     89,100,000     69,300,000
SALES AND MATURITIES
Investments in municipal securities                                    90,114,815     56,898,180    196,727,676     91,640,422
Temporary municipal investments                                        61,060,000     73,550,000     98,300,000     69,300,000
                                                                      ===========    ===========   ============    ===========
At October 31, 1995, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At October 31, 1995, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future security gains, if any. If not applied the carryovers will expire as follows:
                                                                          NQM            NQS            NQU
   Expiration year:
     2001                                                             $2,593,847     $   --         $   --
     2002                                                                 --          6,626,291      5,529,513
     2003                                                                315,370        424,861        757,201
                                                                      ----------     ----------     ----------
   Total                                                              $2,909,217     $7,051,152     $6,286,714
                                                                      ==========     ==========     ==========

4. Distributions to Common Shareholders
On November 1, 1995, the Funds declared Common share dividend distributions from their ordinary income which were paid December 1, 1995, to shareholders of record on November 15, 1995, as follows:
                                                                          NQM            NQS            NQU            NPF
   Dividend per share                                                   $.0870         $.0845         $.0855         $.0845
                                                                        ======         ======         ======         ======
5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 1995, were as follows:
                                                                          NQM            NQS            NQU            NPF
Gross unrealized:
   Appreciation                                                       $63,872,194    $53,451,250    $85,943,467    $26,029,537
   Depreciation                                                      (1,657,168)     (1,911,989)       (733,078)     (110,580)
                                                                     ------------   ------------   ------------   ------------
Net unrealized appreciation                                           $62,215,026    $51,539,261    $85,210,389    $25,918,957
                                                                     ============   ============    ===========    ===========

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp.
(the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each
Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:
Average daily net asset value                                       Management fee
For the first $125,000,000                                              .65 of 1%
For the next $125,000,000                                             .6375 of 1
For the next $250,000,000                                              .625 of 1
For the next $500,000,000                                             .6125 of 1
For the next $1,000,000,000                                              .6 of 1
For net assets over $2,000,000,000                                    .5875 of 1
The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At October 31, 1995, net assets consisted of:
                                                                          NQM            NQS            NQU            NPF
Preferred shares, $25,000 stated value per share, at
   liquidation value                                                 $250,000,000   $240,000,000  $  400,000,000  $140,000,000
Common shares, $.01 par value per share                                   354,045        333,506         530,778       196,470
Paid-in surplus                                                       493,397,920    464,023,335     737,415,732   272,358,652
Balance of undistributed net investment income                          1,163,384      1,038,166       2,034,636     1,394,972
Accumulated net realized gain (loss) from investment transactions      (2,909,217)    (7,051,152)     (6,286,714)    1,512,006
Net unrealized appreciation or depreciation of investments             62,215,026     51,539,261      85,210,389    25,918,957
                                                                     ------------   ------------  --------------  ------------
   Net assets                                                        $804,221,158   $749,883,116  $1,218,904,821  $441,381,057
                                                                     ============   ============  ==============  ============
Authorized shares:
   Common                                                             200,000,000    200,000,000     200,000,000   200,000,000
   Preferred                                                            1,000,000      1,000,000       1,000,000     1,000,000
                                                                     ============   ============  ==============  ============

8. Investment Composition
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At October 31, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                                                          NQM            NQS            NQU            NPF
Revenue Bonds:
   Housing Facilities                                                     18%            25%            23%            28%
   Health Care Facilities                                                 13              7             13              13
   Pollution Control Facilities                                           10             12             12              5
   Electric Utilities                                                      8              8              7              2
   Transportation                                                          1              6              7              2
   Educational Facilities                                                  4              2              3              6
   Water / Sewer Facilities                                                2              5              3              2
   Lease Rental Facilities                                                 2             --              2              3
   Other                                                                   8              1              7              6
General Obligation Bonds                                                   3              5              6             14
Escrowed Bonds                                                            31             29             17             19
                                                                         ----           ----           ----           ----
                                                                         100%           100%           100%           100%
                                                                         ====           ====           ====           ====
Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (50% for NQM, 35% for NQS, 31% for NQU, 23%
for NPF). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
                                          Operating performance            Dividends from net
                                                                                                  investment income
                                                            Net
                                                   realized and
                           Net asset                 unrealized
                               value         Net    gain (loss)
                           beginning  investment           from    To Common     To Preferred
                           of period      income  investments** shareholders   shareholderstt
NQM
Year ended 10/31,
   1995                      $14.650      $1.328        $1.040      $(1.082)          $(.286)
   1994                       16.450       1.322        (1.761)      (1.118)           (.243)
   1993                       15.340       1.395         1.196       (1.230)           (.214)
   1992                       15.130       1.441          .169       (1.157)           (.243)
   1991                       13.930       1.457         1.185       (1.092)           (.350)
6/21/90 to
   10/31/90                   14.050        .318         (.027)       (.178)           (.034)
NQS
Year ended 10/31,
   1995                       14.030       1.296         1.301       (1.046)           (.291)
   1994                       16.130       1.311        (2.058)      (1.083)           (.250)
   1993                       14.920       1.348         1.304       (1.218)           (.224)
   1992                       14.640       1.379          .197       (1.053)           (.243)
3/21/91 to
   10/31/91                   14.050        .653          .671        (.425)           (.124)
NQU
Year ended 10/31,
   1995                       14.200       1.311         1.258       (1.032)           (.307)
   1994                       16.400       1.319        (2.143)      (1.095)           (.256)
   1993                       14.620       1.341         1.824       (1.151)           (.234)
   1992                       14.290       1.325          .276       (1.019)           (.252)
6/19/91 to
   10/31/91                   14.050        .276          .329        (.168)           (.021)
NPF
Year ended 10/31,
   1995                       14.080       1.275         1.337       (1.008)           (.275)
   1994                       15.980       1.255        (1.864)      (1.040)           (.238)
   1993                       14.070       1.248         1.850        (.972)           (.186)
12/19/91 to
   10/31/92                   14.050        .741          .191        (.640)           (.090)
                                    Distributions from capital gains
                                                        Organization                          Per
                                                        and offering                       Common
                                                           costs and                        share
                                                     Preferred share   Net asset           market
                          To Common    To Preferred     underwriting   value end        value end
                       shareholders  shareholderstt        discounts   of period        of period
NQM
Year ended 10/31,
   1995                      $  --           $  --            $  --      $15.650          $15.125
   1994                         --              --               --       14.650           13.375
   1993                      (.031)          (.006)              --       16.450           17.500
   1992                         --              --               --       15.340           15.750
   1991                         --              --               --       15.130           16.000
6/21/90 to
   10/31/90                     --              --            (.199)      13.930           14.250
NQS
Year ended 10/31,
   1995                         --              --               --       15.290           14.750
   1994                      (.017)          (.003)              --       14.030           13.125
   1993                         --              --               --       16.130           16.500
   1992                         --              --               --       14.920           14.750
3/21/91 to
   10/31/91                     --              --            (.185)      14.640           15.000
NQU
Year ended 10/31,
   1995                         --              --               --       15.430           14.750
   1994                      (.021)          (.004)              --       14.200           12.875
   1993                         --              --               --       16.400           16.375
   1992                         --              --               --       14.620           14.250
6/19/91 to
   10/31/91                     --              --            (.176)      14.290           14.625
NPF
Year ended 10/31,
   1995                      (.056)          (.013)              --       15.340          14.625
   1994                      (.011)          (.002)              --       14.080          12.750
   1993                      (.026)          (.004)              --       15.980          15.250
12/19/91 to
   10/31/92                     --              --            (.182)      14.070          14.000
                                                                               Ratios/Supplemental data
                                                                                       Ratio
                            Total                                                     of net
                       investment        Total                      Ratio of      investment
                           return       return       Net assets  expenses to          income  Portfolio
                        on market on net asset   end of period   average net      to average   turnover
                           valuet       valuet   (in thousands)    assetsttt   net assetsttt       rate
NQM
Year ended 10/31,
   1995                    21.89%       14.71%       $  804,221         .78%           5.97%        11%
   1994                   (17.87)       (4.32)          768,723         .79            5.83          7
   1993                    19.75        16.01           828,931         .77            6.02         14
   1992                     5.67         9.29           783,237         .74            6.37          5
   1991                    20.66        17.08           769,837         .75            6.67          3
6/21/90 to
   10/31/90                (3.80)         .42           724,011         .72*           6.06*        --
NQS
Year ended 10/31,
   1995                    21.03        17.03           749,883         .79            5.91           7
   1994                   (14.45)       (6.43)          707,388         .80            5.89         11
   1993                    20.73        16.87           773,423         .81            5.87          8
   1992                     5.41         9.32           727,874         .79            6.18          5
3/21/91 to
   10/31/91                 2.91         7.33           713,377         .79*           5.81*         1
NQU
Year ended 10/31,
   1995                    23.26        16.51         1,218,905         .78            5.86         17
   1994                   (15.32)       (6.86)        1,153,729         .79            5.78         12
   1993                    23.62        20.73         1,269,375         .80            5.78          7
   1992                     4.35         9.64         1,170,752         .78            5.95          8
6/19/91 to
   10/31/91                (1.39)        2.91         1,146,962         .74*           5.13*        --
NPF
Year ended 10/31,
   1995                    23.92        17.15           441,381         .80            5.84         22
   1994                   (10.05)       (5.51)          416,566         .81            5.66         31
   1993                    16.68        21.31           453,895         .82            5.59         12
12/19/91 to
   10/31/92                (2.47)        4.73           415,743         .79*           4.91*        14

* Annualized.
** Net of taxes, if applicable.
t Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
tt The amounts shown are based on Common share equivalents.
ttt Ratios do not reflect the effect of dividend payments to Preferred shareholders.

REPORT OF INDEPENDENT AUDITORS
The Boards of Directors and Shareholders
Nuveen Investment Quality Municipal Fund, Inc.
Nuveen Select Quality Municipal Fund, Inc.
Nuveen Quality Income Municipal Fund, Inc.
Nuveen Premier Municipal Income Fund, Inc.

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Premier Municipal Income Fund, Inc. as of October 31, 1995, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Premier Municipal Income Fund, Inc. at October 31, 1995, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

Ernst & Young LLP

Chicago, Illinois
December 15, 1995

Build your wealth automatically
Photographic image of Customer Service Rep at Nuveen.
Managing your portfolio takes skill, experience, and informed judgment, but our efforts to help you build your wealth don't stop there. At Nuveen, we offer a number of convenient ways to build your tax-free portfolio and earn the tax-free income you need to achieve your financial goals.
Nuveen Exchange-traded fund Dividend Reinvestment Plan
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly into your bank or brokerage account.
  By choosing to reinvest, you'll be able to set aside money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Income or capital gains taxes may be payable on dividends or distributions that are reinvested. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time. All reinvestments are invested in full and fractional shares and are kept in non-certificated form by the Plan Agent, Chase Manhattan Bank.
  To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
  The shares you acquire by reinvesting will either be purchased on the open market or be newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation,the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will be invested within 30 days of the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

  You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.
  You also can reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.
  The Fund reserves the right to amend or terminate the Plan at any time. Although, the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
  For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your investment adviser or call us toll-free at 1.800.257.8787.
Photographic image of Customer Service Rep at Nuveen.
"When it comes to financial planning, your investment adviser knows your situation best. And when we can give you the account information you need, our motto is simple: We're here to help."
Photographic image of Customer Service Rep at Nuveen.
"At Nuveen, we make reinvesting easy. A phone call is all it takes to set up your reinvestment account."

Useful information
Photographic image of Customer Service Rep at Nuveen.
"When questions come up about your investment, we're happy to provide the up-to-date information you and your adviser need."
Nuveen Shareholder Services:
1.800.257.8787
Call Monday through Friday, 9 a.m. to 6 p.m., EST for information on your Nuveen Fund's current account balance, yield, dividend, net asset value, closing price, and general information.

Dividend Reinvestment:
1.800.257.8787
Monday through Friday, 9 a.m. to 6 p.m., EST

Taking Stock Newsletter:
1.800.257.8787
Call Monday through Friday, 9 a.m. to 6 p.m., EST if you're not currently getting our quarterly shareholder newsletter and would like to do so. We will be happy to add your name to our mailing list.
Photographic image of woman seated and man standing behind her representing Nuveen investors.
Many conservative investors are comfortable with Nuveen's emphasis on long term value. That's why they depend on Nuveen for the tax-free income they need to reach their goals.

Your investment partner
Photographic image of John Nuveen, Sr., founder of Nuveen.
For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various articipants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.
  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.
  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
ETF3-DEC 95